UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 70.4%
Argentina — 5.2%
Republic of Argentina(a)
	$300,000	1.683%		08/03/09	$37,650
Republic of Argentina (B-)
	1,860,000	7.000		03/28/11	1,287,947
	13,430,000	7.000		10/03/15	6,337,841
	2,590,000	2.500	(b)	12/31/38	665,630
EUR	645,640	2.260	(b)	12/31/38	196,997
Republic of Argentina (B-/B3)
	$101,250	1.683	(a)	08/03/12	64,395

					8,590,460

Brazil — 6.9%
Federal Republic of Brazil (BBB-/Ba1)
	3,940,000	8.000		01/15/18	4,412,800
	930,000	5.875		01/15/19	938,370
	5,070,000	8.250		01/20/34	6,033,300

					11,384,470

Colombia — 2.6%
Republic of Colombia (BBB-/Ba1)
	2,400,000	7.375		03/18/19	2,562,000
	260,000	8.375		02/15/27	283,400
	1,380,000	7.375		09/18/37	1,407,600

					4,253,000

Dominican Republic — 0.6%
Dominican Republic (B/B2)
	1,085,326	9.040		01/23/18	965,940

El Salvador — 0.7%
Republic of El Salvador (BB/Baa3)
	1,330,000	8.250		04/10/32	1,210,300

Gabon(c) — 0.7%
Republic of Gabon (BB-)
	1,380,000	8.200		12/12/17	1,200,600

Georgia — 0.3%
Republic of Georgia (B)
	570,000	7.500		04/15/13	467,400

Ghana — 0.3%
Republic of Ghana (B+)
	580,000	8.500		10/04/17	469,800

Indonesia — 8.0%
Republic of Indonesia (BB-/Ba3)
	480,000	11.625		03/04/19	612,000
	5,340,000	11.625	(c)	03/04/19	6,808,500
	370,000	6.625	(c)	02/17/37	305,250
	740,000	6.625		02/17/37	610,500
	5,060,000	7.750	(c)	01/17/38	4,718,450

					13,054,700

Iraq — 0.8%
Republic of Iraq
	2,090,000	5.800		01/15/28	1,332,375

Principal	Interest		Maturity
Amount	Rate		Date	Value
Sovereign Debt Obligations — (continued)
Lebanon — 1.5%
Republic of Lebanon MTN (B-)
$2,983,500	4.000%		12/31/17	$2,535,975

Malaysia — 2.5%
Malaysia (A-/A3)
3,750,000	7.500		07/15/11	4,088,853

Mexico — 3.2%
United Mexican States (BBB+/Baa1)
60,000	5.950		03/19/19	60,600
2,530,000	7.500		04/08/33	2,742,014
950,000	6.750		09/27/34	954,750
1,690,000	6.050		01/11/40	1,529,450

				5,286,814

Pakistan(c) — 0.4%
Islamic Republic of Pakistan (CCC+/B3)
1,070,000	6.875		06/01/17	706,200

Panama — 1.7%
Republic of Panama (BB+/Ba1)
390,000	9.375	(d)	04/01/29	490,425
2,232,000	6.700		01/26/36	2,220,840

				2,711,265

Peru — 3.5%
Republic of Peru (BBB-/Ba1)
2,910,000	7.125		03/30/19	3,106,425
430,000	7.350		07/21/25	460,100
2,280,000	6.550		03/14/37	2,200,200

				5,766,725

Philippines — 5.9%
Republic of Philippines (B1)
3,465,000	7.500		09/25/24	3,612,263
Republic of Philippines (BB-/B1)
520,000	8.375		06/17/19	598,000
620,000	9.500	(d)	10/21/24	731,600
3,650,000	10.625		03/16/25	4,790,625

				9,732,488

Qatar(c) — 0.7%
State of Qatar (AA-/Aa2)
1,100,000	6.550		04/09/19	1,122,000

Russia(b) — 8.2%
Russian Federation (BBB/Baa1)
13,704,000	7.500		03/31/30	13,481,310

Serbia(b) — 0.6%
Republic of Serbia (BB-)
1,040,000	3.750		11/01/24	894,400

South Africa — 1.3%
Republic of South Africa (BBB+/Baa1)
1,470,000	6.875		05/27/19	1,514,100
700,000	5.875		05/30/22	651,000

				2,165,100

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — (continued)
Turkey — 5.2%
Republic of Turkey (BB-/Ba3)
	$1,910,000	6.750%	04/03/18	$1,890,900
	1,010,000	7.000	03/11/19	1,015,050
	900,000	7.500	11/07/19	931,500
	4,920,000	7.250	03/05/38	4,710,900

				8,548,350

Ukraine — 2.4%
Ukraine Government (CCC+/B2)
	1,420,000	6.875	03/04/11	1,214,100
	2,040,000	7.650	06/11/13	1,560,600
EUR	250,000	4.950	10/13/15	210,427
	$530,000	6.580	11/21/16	360,400
	760,000	6.750	11/14/17	516,800

				3,862,327

Uruguay — 3.6%
Republic of Uruguay (BB/Ba3)
	4,309,587	8.000	11/18/22	4,525,066
	1,400,000	7.625	03/21/36	1,344,000

				5,869,066

Venezuela — 3.6%
Republic of Venezuela (B2)
	1,650,000	7.650	04/21/25	882,750
	1,000,000	7.000	03/31/38	487,500
Republic of Venezuela (BB-/B2)
	8,890,000	6.000	12/09/20	4,476,115

				5,846,365

TOTAL SOVEREIGN DEBT OBLIGATIONS				$115,546,283

Corporate Obligations — 13.4%
Bermuda — 2.3%
Digicel Group Ltd. (Caa1)
	$1,570,000	8.875%	01/15/15	$1,303,100
Qtel International Finance Ltd. (A-/A1)(c)
	2,400,000	7.875	06/10/19	2,412,000

				3,715,100

Brazil — 1.3%
Companhia Energetica de Sao Paulo (Ba2)
BRL	1,630,522	9.750	01/15/15	730,703
Independencia International Ltd. (D/WR)(c)(e)
	$1,970,000	9.875	05/15/15	236,400
RBS — Zero Hora Editora Jornalistica SA (BB)(c)
BRL	800,000	11.250	06/15/17	306,200
Telemar Norte Leste S.A (Baa3)(c)
	$860,000	9.500	04/23/19	936,325

				2,209,628

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Chile(c) — 0.7%
Empresa Nacional del Petroleo (BBB/A3)
	$1,100,000	6.250%		07/08/19	$1,090,584

Colombia — 1.1%
EEB International Ltd. (BB)(c)
	690,000	8.750		10/31/14	712,425
TGI International Ltd. (BB)
	350,000	9.500		10/03/17	351,750
	760,000	9.500	(c)	10/03/17	763,800

					1,827,975

Ireland — 1.4%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB+/Ba2)
	1,120,000	8.375		04/30/13	1,037,344
	1,140,000	9.125	(c)	04/30/18	980,400
	430,000	9.125		04/30/18	369,800

					2,387,544

Kazakhstan — 1.2%
KazMunaiGaz Finance Sub BV (BB+/Baa2)
	1,710,000	8.375	(c)	07/02/13	1,577,475
	220,000	9.125		07/02/18	196,350
TuranAlem Finance BV (D/Ca)
	1,260,000	8.000		03/24/14	277,200

					2,051,025

Mexico(c) — 1.8%
Petroleos Mexicanos (BBB+/Baa1)
	2,770,000	8.000		05/03/19	2,981,351

South Africa — 1.2%
Peermont Proprietary Global Ltd. (B/B3)
EUR	1,910,000	7.750		04/30/14	1,915,801

United States — 1.2%
Pemex Project Funding Master Trust (BBB+/Baa1)
	$2,060,000	5.750		03/01/18	1,903,028

Venezuela — 1.2%
Petroleos de Venezuela SA (B+)
	3,390,000	5.250		04/12/17	1,598,385
	930,000	5.375		04/12/27	367,350

					1,965,735

TOTAL CORPORATE OBLIGATIONS					$22,047,771

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Structured Note(f) — 1.0%
Republic of Turkey
TRY	2,300,000	16.000%	03/07/12	$1,611,699

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$139,205,753

Repurchase Agreement(g) — 21.6%
Joint Repurchase Agreement Account II
	$35,500,000	0.073%	07/01/09	$35,500,000
Maturity Value: $35,500,072

TOTAL INVESTMENTS — 106.4%				$174,705,753

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%				(10,449,552)

NET ASSETS — 100.0%				$164,256,201

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2009.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $26,857,960, which represents approximately 16.4% of net assets as of June 30, 2009.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Security is currently in default/non-income producing.
(f) The underlying security is issued by JPMorgan Securities, Inc.
(g) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CETIP	— Central of Custody and Settlement of Private Bonds
KWCDC	— South Korean Won Certificate of Deposit

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Purchase	08/03/09	$4,996,110	$5,320,370	$324,260
Brazilian Real	Sale	08/03/09	1,807,000	1,794,357	12,643
Euro	Sale	07/31/09	2,038,023	2,032,791	5,232
Mexican Peso	Purchase	07/29/09	808,447	809,474	1,027

TOTAL					$343,162

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	08/03/09	$871,653	$988,194	$(116,541)
Mexican Peso	Sale	07/29/09	801,548	809,474	(7,926)

TOTAL					$(124,467)

FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

5 Year U.S. Treasury Notes	94	September 2009	$10,783,563	$162,703

SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by
Swap Counterparty	(000s)		Date	the Fund	the Fund	Market Value*

Deutsche Bank Securities, Inc.	KRW	12,550,000	01/20/11	2.980%	3 month KWCDC	$4,640
		15,000,000	06/12/11	3.870	3 month KWCDC	92,718
					Brazil CETIP Interbank
JPMorgan Securities, Inc	BRL	12,000	01/02/12	10.500	Deposit Rate	(56,010)
					Brazil CETIP Interbank
		15,000	01/02/12	10.720	Deposit Rate	(39,612)

TOTAL						$1,736

*There are no upfront payments on the swaps listed above, therefore, the unrealized gain/loss of the swap contracts is equal to their market value.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TOTAL RETURN SWAP CONTRACTS

							Upfront
	Notional						Payments
	Amount		Reference	Termination	Financing	Market	received by	Unrealized
Swap Counterparty	(000s)		Security	Date	Fee#	Value	the Fund	Gain

Deutsche Bank	TRY	1,800	Turkish	03/07/12	TRY Central
Securities, Inc.			Government Bond		Deposit Bank
			16.000% 03/07/12		+0.450%	$28,927	$(24,762)	$53,689
		2,800	Turkish	08/14/13	3 month
			Government Bond		LIBOR
			12.000% 08/14/13		+0.400%	226,041	(27,832)	253,873

TOTAL						$254,968	$(52,594)	$307,562

# The Fund receives semi-annual coupon payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$174,302,899

Gross unrealized gain	10,044,112
Gross unrealized loss	(9,641,258)

Net unrealized security gain	$402,854

Additional information regarding the fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — 91.8%
Aerospace — 0.6%
BE Aerospace, Inc. (BB+/Ba3)
	$5,625,000	8.500%		07/01/18	$5,259,375
Esterline Technologies Corp. (B+/B1)
	4,270,000	7.750		06/15/13	4,152,575
Mecachrome International, Inc. (WR)(a)
EUR	3,500,000	9.000		05/15/14	490,997
Moog, Inc. (B+/Ba3)
	$210,000	6.250		01/15/15	193,725
Sequa Corp. (CCC/Caa2)(b)
	5,138,951	13.500	(c)	12/01/15	2,569,476
	9,250,000	11.750		12/01/15	5,365,000
TransDigm, Inc. (B-/B3)
	13,500,000	7.750		07/15/14	12,825,000
Vought Aircraft Industries, Inc. (CCC/Caa1)
	2,750,000	8.000		07/15/11	1,691,250

					32,547,398

Agriculture — 1.0%
JBS USA LLC/JBS USA Finance, Inc. (B+/B1)(b)
	9,250,000	11.625		05/01/14	8,695,000
Land O’ Lakes, Inc. (BB+/Ba2)
	320,000	8.750		11/15/11	321,600
Land O’ Lakes, Inc. (BBB/Baa3)
	3,150,000	9.000		12/15/10	3,189,375
National Beef Packing Co. LLC/NB Finance Corp. (B-/Caa1)
	3,000,000	10.500		08/01/11	2,940,000
Pilgrim’s Pride Corp. (WR)(a)
	11,000,000	7.625		05/01/15	9,625,000
	2,000,000	8.375		05/01/17	1,510,000
Smithfield Foods, Inc. (B/Caa1)
	2,000,000	7.000		08/01/11	1,900,000
	9,125,000	7.750		05/15/13	7,505,313
	12,125,000	7.750		07/01/17	8,820,937
Smithfield Foods, Inc. (BB-/Ba3)(b)
	3,000,000	10.000		07/15/14	2,962,500
Tereos Europe (BB/B1)
EUR	4,000,000	6.375		04/15/14	4,657,459

					52,127,184

Automotive — 3.0%
FCE Bank PLC (B-/Caa1)
	8,000,000	2.120	(d)	09/30/09	10,914,600
	12,750,000	7.125		01/16/12	15,012,150
	16,500,000	7.125		01/15/13	18,529,572
Ford Motor Credit Co. LLC (CCC+/Caa1)
	$7,000,000	7.375		10/28/09	6,947,500
	3,500,000	5.700		01/15/10	3,395,000
EUR	7,000,000	4.875		01/15/10	9,236,930
	$8,185,000	7.875		06/15/10	7,816,675
	8,000,000	9.750		09/15/10	7,680,000
	3,125,000	8.625		11/01/10	2,968,750
	6,250,000	7.375		02/01/11	5,656,250
	12,000,000	9.875		08/10/11	11,160,000
	32,125,000	7.250		10/25/11	28,029,062
	7,000,000	7.000		10/01/13	5,635,000
	13,250,000	12.000		05/15/15	12,455,000
	9,750,000	8.000		12/15/16	7,458,750

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Automotive — (continued)
General Motors Corp. (C)(a)
	$7,125,000	7.125%		07/15/13	$890,625
	2,000,000	7.700		04/15/16	245,000
	1,000,000	8.800	(e)	03/01/21	122,500
EUR	2,000,000	8.375		07/05/33	308,627
	$14,500,000	8.375		07/15/33	1,885,000

					156,346,991

Automotive Parts — 0.9%
Accuride Corp. (CC/Ca)
	3,000,000	8.500		02/01/15	600,000
Allison Transmission, Inc. (CCC+/Caa2)(b)
	3,250,000	11.250	(c)	11/01/15	2,340,000
	4,500,000	11.000		11/01/15	3,510,000
Lear Corp. Series B (D/WR)(a)
	5,750,000	8.500		12/01/13	1,523,750
Tenneco, Inc. (B-/B3)
	2,000,000	8.125		11/15/15	1,600,000
Tenneco, Inc. (CCC/Caa2)
	2,750,000	8.625		11/15/14	1,980,000
The Goodyear Tire & Rubber Co. (B+/B1)
	3,000,000	8.625		12/01/11	2,970,000
	1,950,000	9.000		07/01/15	1,945,125
	8,625,000	10.500		05/15/16	8,711,250
The Goodyear Tire & Rubber Co. (B+/B2)
	5,000,000	7.857		08/15/11	4,875,000
TRW Automotive, Inc. (CCC+/Caa2)
	7,000,000	7.000	(b)	03/15/14	5,040,000
EUR	7,000,000	6.375		03/15/14	6,088,365
United Components, Inc. (CCC/Caa2)
	$5,500,000	9.375		06/15/13	3,492,500
Visteon Corp. (D/WR)(a)(b)(e)
	2,069,000	12.250		12/31/16	82,760

					44,758,750

Banks — 1.6%
Bank of America Corp. (A-/A3)
	6,500,000	5.420		03/15/17	5,381,239
Bank of America Corp. (B/B3)(d)
	3,500,000	8.000		12/29/49	2,870,000
Citigroup, Inc. (A-/Baa1)
	2,000,000	5.625		08/27/12	1,863,502
	10,500,000	5.000		09/15/14	9,907,885
	2,375,000	4.875		05/07/15	1,932,895
	625,000	5.500		02/15/17	503,223
JPMorgan Chase & Co. (BBB+/A2)(d)
	10,500,000	7.900		04/29/49	9,030,000
Lloyds Banking Group PLC (CCC+/B3)(b)(d)
	21,000,000	5.920		10/01/49	7,770,000
	13,000,000	6.413		10/01/49	4,680,000
	15,900,000	6.267		11/14/49	5,466,420
Wells Fargo Capital XIII (A-/Ba3)(d)
	35,625,000	7.700		03/26/49	29,568,750
Wells Fargo Capital XV (A-/Ba3)(d)
	2,000,000	9.750		09/26/49	1,920,000

					80,893,914

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — 1.7%
Associated Materials, Inc. (CCC-/Caa2)(f)
	$13,500,000	11.250%	03/01/14	$5,805,000
Associated Materials, Inc. (CCC/B3)
	1,250,000	9.750	04/15/12	1,070,313
Atrium Cos., Inc. (CC/C)(b)(c)
	7,257,165	15.000	12/15/12	108,857
Calcipar SA (B+/B1)(d)
EUR	7,521,000	2.720	07/01/14	5,697,448
CPG International, Inc. (B-/Caa1)
	$3,500,000	10.500	07/01/13	1,960,000
Grohe Holding GMBH (B-/B3)(d)
EUR	11,250,000	4.310	01/15/14	10,416,155
Grohe Holding GMBH (CCC/Caa1)
	24,500,000	8.625	10/01/14	19,590,789
Heating Finance PLC (C/Caa3)
GBP	2,000,000	7.875	03/31/14	1,974,239
Interface, Inc. (B-/B3)
	$1,250,000	9.500	02/01/14	1,153,125
Legrand France SA (BBB/Baa3)
	5,050,000	8.500	02/15/25	4,345,659
Nortek, Inc. (CC/Caa3)
	24,500,000	8.500	09/01/14	7,105,000
Nortek, Inc. (CCC/B3)
	4,000,000	10.000	12/01/13	3,200,000
NTK Holdings, Inc. (C/Ca)(f)
	10,000,000	10.750	03/01/14	850,000
Owens Corning, Inc. (BBB-/Ba1)
	8,630,000	6.500	12/01/16	7,641,687
	3,750,000	7.000	12/01/36	2,646,412
Panolam Industries International, Inc. (D/C)(a)
	6,500,000	10.750	10/01/13	227,500
PLY Gem Industries, Inc. (CC/Ca)
	6,500,000	9.000	02/15/12	1,300,000
PLY Gem Industries, Inc. (CCC/Caa1)
	5,250,000	11.750	06/15/13	3,399,375
Texas Industries, Inc. (BB-/B2)
	3,000,000	7.250	07/15/13	2,730,000
	4,250,000	7.250 (b)	07/15/13	3,867,500
USG Corp. (B+/B1)
	3,000,000	6.300	11/15/16	2,220,000

				87,309,059

Capital Goods — 1.8%
Altra Industrial Motion, Inc. (B+/B1)
	4,000,000	9.000	12/01/11	3,880,000
Baldor Electric Co. (B/B3)
	15,000,000	8.625	02/15/17	13,800,000
Briggs & Stratton Corp. (BB-/Ba3)
	2,500,000	8.875	03/15/11	2,537,500
Mueller Water Products, Inc. (CCC+/Caa1)
	8,750,000	7.375	06/01/17	6,475,000
Nexans SA (BB+)
EUR	8,000,000	5.750	05/02/17	9,763,830

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Capital Goods — (continued)
RBS Global & Rexnord Corp. (B-/Caa2)
	$20,650,000	9.500%		08/01/14	$17,604,125
	8,000,000	8.875		09/01/16	5,700,000
RBS Global & Rexnord Corp. (CCC+/Caa3)
	17,500,000	11.750		08/01/16	12,906,250
SPX Corp. (BB/Ba2)
	1,000,000	7.625		12/15/14	970,000
Terex Corp. (B/Caa1)
	9,000,000	8.000		11/15/17	6,885,000
Terex Corp. (BB-/B2)
	12,375,000	10.875		06/01/16	12,344,062
VAC Finanzierung GMBH (CCC+/Caa3)
EUR	4,000,000	9.250		04/15/16	785,596

					93,651,363

Chemicals — 3.2%
Airgas, Inc. (BB+/Ba2)(b)
	$6,250,000	7.125		10/01/18	5,843,750
Basell AF SCA (D/WR)(a)
	17,375,000	8.375	(b)	08/15/15	695,000
EUR	5,000,000	8.375		08/15/15	298,105
Cognis GMBH (B-/B2)(d)
	21,325,000	3.277		09/15/13	23,483,871
Cognis GMBH (CCC/Caa2)
	19,000,000	9.500		05/15/14	20,257,142
Equistar Chemicals LP (D/WR)(a)
	$2,000,000	7.550		02/15/26	620,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa1)
	14,250,000	9.750		11/15/14	6,448,125
Huntsman International LLC (CCC+/B2)
EUR	2,500,000	6.875		11/15/13	2,560,200
	$6,000,000	7.875		11/15/14	4,755,000
Ineos Group Holdings PLC (CC/Ca)
	11,000,000	8.500	(b)	02/15/16	3,685,000
EUR	13,500,000	7.875		02/15/16	5,870,924
Invista (B/Ba3)(b)
	$6,325,000	9.250		05/01/12	5,992,937
KRATON Polymers LLC/Capital Corp. (CCC/Caa1)
	7,975,000	8.125		01/15/14	5,123,938
MacDermid, Inc. (CCC/Caa2)(b)
	8,500,000	9.500		04/15/17	6,205,000
Momentive Performance Materials, Inc. (C/B3)(b)
	5,541,975	12.500		06/15/14	4,405,870
Momentive Performance Materials, Inc. (C/Caa2)
	832	10.125	(c)	12/01/14	320
	5,528,000	9.750		12/01/14	2,487,600
EUR	3,750,000	9.000		12/01/14	1,788,633
Momentive Performance Materials, Inc. (C/Caa3)
	$3,880,000	11.500		12/01/16	1,076,700
Nalco Co. (B/B2)
EUR	10,000,000	9.000		11/15/13	13,958,349
	$7,500,000	8.875		11/15/13	7,631,250
Nalco Co. (BB-/Ba2)
EUR	540,000	7.750		11/15/11	746,175

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Chemicals — (continued)
Rhodia S.A. (BB-/B1)(d)
EUR	7,250,000	4.185%		10/15/13	$7,221,166
Rockwood Specialties Group, Inc. (B-/B3)
	20,500,000	7.625		11/15/14	26,745,320
SPCM SA (B+/B3)
	3,250,000	8.250		06/15/13	3,875,371
The Mosaic Co. (BBB-/Baa3)(b)
	$1,125,000	7.375		12/01/14	1,141,875
	3,385,000	7.625		12/01/16	3,410,388

					166,328,009

Conglomerates — 1.0%
Blount, Inc. (B/B2)
	6,750,000	8.875		08/01/12	6,766,875
Bombardier, Inc. (BB+/Ba2)
	9,500,000	6.750	(b)	05/01/12	8,906,250
	4,500,000	6.300	(b)	05/01/14	3,948,750
	3,320,000	8.000	(b)	11/15/14	3,129,100
EUR	2,000,000	7.250	(b)	11/15/16	2,384,844
	3,500,000	7.250		11/15/16	4,173,476
Park-Ohio Industries, Inc. (CCC+/Caa2)
	$5,000,000	8.375		11/15/14	2,462,500
Polypore, Inc. (B-/B3)
	4,750,000	8.750		05/15/12	4,215,625
EUR	10,500,000	8.750		05/15/12	12,741,378
Trimas Corp. (B-/Caa1)
	$5,401,000	9.875		06/15/12	4,617,855

					53,346,653

Construction Machinery — 0.3%
Case New Holland, Inc. (BB+/Ba3)
	3,750,000	7.125		03/01/14	3,412,500
	953,000	7.250		01/15/16	858,891
Douglas Dynamics LLC (B-/B3)(b)
	1,750,000	7.750		01/15/12	1,365,000
Dresser-Rand Group, Inc. (BB-/B1)
	10,106,000	7.375		11/01/14	9,752,290

					15,388,681

Consumer Products — Household & Leisure — 2.1%
Affinion Group, Inc. (B-/B2)
	6,250,000	10.125		10/15/13	5,796,875
Affinion Group, Inc. (B-/Caa1)
	4,625,000	11.500		10/15/15	3,942,813
Ames True Temper (CCC+/Caa1)(d)
	2,000,000	5.131		01/15/12	1,680,000
Easton-Bell Sports, Inc. (CCC/Caa1)
	11,000,000	8.375		10/01/12	9,542,500
Elizabeth Arden, Inc. (B+/B1)
	3,250,000	7.750		01/15/14	2,811,250
Harry & David Holdings, Inc. (Ca)
	2,000,000	9.000		03/01/13	770,000
Jarden Corp. (B-/B3)
	15,250,000	7.500		05/01/17	13,191,250
Safilo Capital International S.A. (C/C)
EUR	6,500,000	9.625		05/15/13	3,556,223

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — Household & Leisure — (continued)
Sealy Mattress Co. (BB-/Ba3)(b)
	$1,500,000	10.875%	04/15/16	$1,567,500
Sealy Mattress Co. (CCC+/Caa1)
	10,000,000	8.250	06/15/14	8,262,500
Simmons Bedding Co. (C/Ca)(f)
	4,500,000	10.000	12/15/14	585,000
Simmons Bedding Co. (D/Caa3)
	3,500,000	7.875	01/15/14	1,828,750
Solo Cup Co. (CCC+/Caa2)
	7,500,000	8.500	02/15/14	6,150,000
Spectrum Brands, Inc. (WR)(a)
	5,000,000	12.750	10/02/13	3,550,000
	12,250,000	7.375	02/01/15	8,636,250
Visant Corp. (BB-/B1)
	8,125,000	7.625	10/01/12	8,064,062
Visant Holding Corp. (B/B3)
	10,000,000	10.250 (f)	12/01/13	9,925,000
	16,750,000	8.750	12/01/13	16,415,000

				106,274,973

Consumer Products — Industrial — 0.6%
Johnsondiversey Holdings, Inc. (CCC+/Caa1)(f)
	9,364,000	10.670	05/15/13	7,865,760
Johnsondiversey, Inc. (B/B2)
EUR	14,467,000	9.625	05/15/12	18,468,467
	$5,483,000	9.625	05/15/12	5,441,878

				31,776,105

Consumer Products — Non Durable — 1.4%
Belvedere SA (WR)(a)
EUR	4,500,000	0.000	05/15/13	631,282
Chattem, Inc. (B/B2)
	$2,655,000	7.000	03/01/14	2,552,119
Church & Dwight Co., Inc. (BB+/Ba2)
	1,750,000	6.000	12/15/12	1,741,250
Constellation Brands, Inc. (B/B2)
	1,522,000	8.125	01/15/12	1,514,390
Constellation Brands, Inc. (BB-/Ba3)
	4,750,000	8.375	12/15/14	4,750,000
	6,000,000	7.250	09/01/16	5,535,000
	12,000,000	7.250	05/15/17	11,070,000
Prestige Brands, Inc. (B-/B3)
	2,000,000	9.250	04/15/12	1,985,000
Reddy Ice Holdings, Inc. (CCC+/Caa1)(f)
	3,000,000	10.500	11/01/12	1,860,000
Sally Holdings LLC (B-/Caa1)
	17,250,000	10.500	11/15/16	17,077,500
Sally Holdings LLC (B/B3)
	14,250,000	9.250	11/15/14	14,143,125
Yankee Acquisition Corp. (B-/B3)
	7,500,000	8.500	02/15/15	6,337,500
Yankee Acquisition Corp. (CCC+/Caa1)
	875,000	9.750	02/15/17	667,187

				69,864,353

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Defense — 0.8%
Alliant Techsystems, Inc. (BB-/B1)
	$6,250,000	6.750%	04/01/16	$5,734,375
Communications & Power Industries, Inc. (B-/B3)
	2,000,000	8.000	02/01/12	1,935,000
L-3 Communications Corp. (BB+/Ba3)
	4,000,000	7.625	06/15/12	4,020,000
	2,500,000	6.125	07/15/13	2,362,500
	6,000,000	6.125	01/15/14	5,610,000
	9,000,000	5.875	01/15/15	7,987,500
	15,500,000	6.375	10/15/15	14,066,250

				41,715,625

Energy — Coal — 0.8%
Arch Western Finance LLC (BB/B1)
	5,420,000	6.750	07/01/13	4,945,750
Foundation PA Coal Co. (B/Ba3)
	1,650,000	7.250	08/01/14	1,617,000
Massey Energy Co. (BB-)
	3,000,000	3.250	08/01/15	1,978,266
Massey Energy Co. (BB-/B2)
	6,750,000	6.875	12/15/13	6,176,250
New World Resources BV (B/B3)
EUR	5,000,000	7.375	05/15/15	4,734,616
Peabody Energy Corp. (BB+/Ba1)
	$4,250,000	6.875	03/15/13	4,175,625
	1,000,000	5.875	04/15/16	880,000
	16,385,000	7.375	11/01/16	15,586,231

				40,093,738

Energy — Exploration & Production — 4.3%
Chesapeake Energy Corp. (BB/Ba3)
	10,500,000	9.500	02/15/15	10,709,790
	10,750,000	6.375	06/15/15	9,567,500
	10,000,000	6.625	01/15/16	8,750,000
	13,125,000	6.875	01/15/16	11,550,000
EUR	4,500,000	6.250	01/15/17	5,555,283
	$13,625,000	6.500	08/15/17	11,445,000
	6,250,000	7.250	12/15/18	5,414,062
Cimarex Energy Co. (BB/Ba3)
	6,000,000	7.125	05/01/17	5,280,000
Encore Acquisition Co (B/B1)
	5,250,000	9.500	05/01/16	5,158,125
Encore Acquisition Co. (B/B1)
	500,000	6.250	04/15/14	428,750
	11,500,000	6.000	07/15/15	9,487,500
	4,000,000	7.250	12/01/17	3,440,000
EXCO Resources, Inc. (B-/Caa1)
	3,000,000	7.250	01/15/11	2,902,500
Forest Oil Corp. (BB-/B1)(b)
	10,125,000	8.500	02/15/14	9,973,125
KCS Energy, Inc. (B/B3)
	2,375,000	7.125	04/01/12	2,244,375
Newfield Exploration Co. (BB-/Ba3)
	5,125,000	6.625	09/01/14	4,734,219
	12,750,000	6.625	04/15/16	11,506,875
	7,625,000	7.125	05/15/18	6,929,219

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Energy — Exploration & Production — (continued)
OPTI Canada, Inc. (B/Caa1)
$8,000,000	7.875%	12/15/14	$5,200,000
Pioneer Natural Resources Co. (BB+)(e)
20,533,000	2.875	01/15/38	18,012,574
Pioneer Natural Resources Co. (BB+/Ba1)
2,750,000	5.875	07/15/16	2,357,855
4,000,000	6.650	03/15/17	3,490,947
Plains Exploration & Production Co. (BB/B1)
8,250,000	7.750	06/15/15	7,724,062
2,250,000	10.000	03/01/16	2,311,875
9,000,000	7.000	03/15/17	7,875,000
5,000,000	7.625	06/01/18	4,475,000
Quicksilver Resources, Inc. (B-/B3)
7,000,000	7.125	04/01/16	5,425,000
Quicksilver Resources, Inc. (B/B2)
2,250,000	8.250	08/01/15	2,002,500
7,250,000	11.750	01/01/16	7,485,625
Range Resources Corp. (BB/Ba3)
4,500,000	6.375	03/15/15	4,151,250
8,625,000	8.000	05/15/19	8,484,844
SandRidge Energy, Inc. (B-/B3)(b)
5,750,000	9.875	05/15/16	5,505,625
2,500,000	8.000	06/01/18	2,112,500
Southwestern Energy Co. (BB+/Ba2)(b)
5,000,000	7.500	02/01/18	4,812,500
Whiting Petroleum Corp. (BB-/B1)
4,000,000	7.250	05/01/13	3,790,000
4,000,000	7.000	02/01/14	3,710,000

			224,003,480

Energy — Refining — 0.2%
Petroplus Finance Ltd. (BB-/B1)(b)
1,000,000	6.750	05/01/14	860,000
6,500,000	7.000	05/01/17	5,395,000
Tesoro Corp (BB+/Ba1)
2,250,000	9.750	06/01/19	2,216,250

			8,471,250

Energy — Services — 0.4%
Compagnie Generale de Geophysique-Veritas (BB/Ba3)
6,250,000	7.500	05/15/15	5,718,750
2,500,000	9.500 (b)	05/15/16	2,521,926
Helix Energy Solutions Group, Inc. (B+/B3)(b)
5,750,000	9.500	01/15/16	5,246,875
Key Energy Services, Inc. (BB-/B1)
7,500,000	8.375	12/01/14	6,618,750
Seitel, Inc. (CCC/B3)
2,500,000	9.750	02/15/14	1,631,250

			21,737,551

Entertainment & Leisure — 0.5%
HRP Myrtle Beach Operations LLC (WR)(a)(b)
1,750,000	0.000	04/01/12	17,500
Universal City Development Partners (B+/B2)
8,750,000	11.750	04/01/10	8,356,250
Universal City Florida Holding Co. (B-/Caa2)
2,125,000	8.375	05/01/10	1,742,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Entertainment & Leisure — (continued)
WMG Acquisition Corp. (B/B1)
	$7,000,000	7.375%	04/15/14	$5,915,000
WMG Acquisition Corp. (BB/Ba2)(b)
	8,750,000	9.500	06/15/16	8,750,000
WMG Holdings Corp. (B/B1)(f)
	4,550,000	9.500	12/15/14	3,583,125

				28,364,375

Environmental — 1.0%
Allied Waste North America, Inc. (BBB/Baa3)
	3,875,000	6.375	04/15/11	3,991,250
	5,285,000	7.875	04/15/13	5,403,913
	6,000,000	6.125	02/15/14	5,940,000
	11,250,000	7.250	03/15/15	11,418,750
Allied Waste North America, Inc. Series B (BBB/Baa3)
	7,000,000	7.125	05/15/16	7,017,500
	7,500,000	6.875	06/01/17	7,425,000
Waste Services (B-/Caa1)
	8,000,000	9.500	04/15/14	7,540,000
WCA Waste Corp. (B-/B3)
	2,500,000	9.250	06/15/14	2,268,750

				51,005,163

Finance — 3.3%
CIT Group, Inc. (BB-/Ba2)
	15,750,000	7.625	11/30/12	11,025,000
	14,250,000	5.000	02/01/15	8,265,000
EUR	3,125,000	4.250	03/17/15	2,192,880
ETrade Financial Corp. (CCC-/B3)
	$6,250,000	7.375	09/15/13	5,031,250
GE Capital UK Funding (Aa2)(d)
GBP	3,850,000	1.552	01/30/12	5,644,030
General Electric Capital Corp. (A+/Aa3)(d)
EUR	12,125,000	4.625	09/15/66	9,379,332
	16,750,000	5.500	09/15/67	13,276,214
General Electric Capital Corp. (AA+/Aa2)(d)
	$2,000,000	1.356	10/06/15	1,612,130
General Motors Acceptance Corp. (CCC/Ca)
EUR	5,500,000	4.750	09/14/09	7,516,787
GMAC Canada Ltd. (Ca)
CAD	7,250,000	6.000	05/25/10	5,750,161
GMAC Canada Ltd. (CCC/Ca)
GBP	500,000	6.625	12/17/10	723,770
EUR	4,000,000	6.000	05/23/12	4,545,231
GMAC LLC (CCC/Ca)(b)
	$2,505,000	4.750	09/14/09	2,436,112
	2,431,000	5.750	05/21/10	2,236,520
	3,536,000	5.750	09/27/10	3,182,400
	17,033,000	7.250	03/02/11	15,414,865
	2,652,000	5.375	06/06/11	2,280,720
	31,080,000	6.875	09/15/11	26,728,800
	7,500,000	6.625	05/15/12	6,187,500
	8,000,000	6.875	08/28/12	6,520,000
	5,565,000	6.750	12/01/14	4,368,525
	8,289,000	8.000	11/01/31	5,760,855
NCO Group, Inc. (CCC+/Caa1)
	7,250,000	11.875	11/15/14	3,806,250

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Finance — (continued)
Nuveen Investments, Inc. (CCC/Caa3)(b)
	$2,500,000	10.500%		11/15/15	$1,740,625
SLM Corp. (BBB-/Ba1)
CAD	1,730,000	4.300		12/15/09	1,446,253
	$4,000,000	4.000		01/15/10	3,909,072
	7,500,000	1.252	(d)	07/26/10	6,812,769
EUR	875,000	1.477	(d)	12/15/10	1,037,095
	$1,875,000	5.450		04/25/11	1,734,639
	1,500,000	8.450		06/15/18	1,278,548

					171,843,333

Finance Insurance(b) — 0.1%
HUB International Holdings, Inc. (CCC+/B3)
	6,500,000	9.000		12/15/14	5,362,500

Food — 1.5%
Dean Foods Co. (B/B3)
	15,750,000	7.000		06/01/16	14,352,187
Dole Food Co. (B-/Caa2)
	8,500,000	7.250		06/15/10	8,372,500
	2,750,000	8.875		03/15/11	2,674,375
Foodcorp Ltd. (B/B2)
EUR	12,000,000	8.875		06/15/12	13,888,207
Michael Foods, Inc. (B-/B3)
	$7,500,000	8.000		11/15/13	7,293,750
Pinnacle Foods Finance LLC (CCC/Caa2)
	21,000,000	9.250		04/01/15	19,057,500
	13,000,000	10.625		04/01/17	11,017,500

					76,656,019

Food and Beverage — 0.6%
Del Monte Corp. (BB-/B1)
	1,500,000	8.625		12/15/12	1,522,500
	1,500,000	6.750		02/15/15	1,421,250
M-Foods Holdings, Inc. (B-/B3)(b)
	3,250,000	9.750		10/01/13	3,087,500
Tyson Foods, Inc. (BB/Ba3)(b)
	11,250,000	10.500		03/01/14	12,299,060
Wm. Wrigley Jr. Co. (WR)
	6,000,000	4.300		07/15/10	6,006,195
	5,710,000	4.650		07/15/15	5,123,488

					29,459,993

Gaming — 4.4%
Ameristar Casinos, Inc. (BB-/B2)(b)
	10,000,000	9.250		06/01/14	10,012,500
Boyd Gaming Corp. (BB-/B3)
	3,250,000	6.750		04/15/14	2,640,625
	1,000,000	7.125		02/01/16	740,000
Buffalo Thunder Development Authority (WR)(b)
	2,500,000	9.375		12/15/14	350,000
Caesars Entertainment, Inc. (CCC-/Ca)
	5,000,000	7.875		03/15/10	4,550,000
CCM Merger, Inc. (CCC/Caa3)(b)
	4,500,000	8.000		08/01/13	3,105,000
Chukchansi Economic Development Authority (B+/B3)(b)
	5,250,000	8.000		11/15/13	3,307,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Circus & Eldorado (B/Caa2)
	$3,000,000	10.125%	03/01/12	$2,388,750
Cirsa Capital Luxembourg SA (B+/B3)
EUR	1,750,000	7.875	07/15/12	1,916,117
Cirsa Finance Luxembourg SA (B+/B2)
	7,000,000	8.750	05/15/14	7,217,659
Codere Finance Luxembourg SA (B/B2)
	17,500,000	8.250	06/15/15	14,729,916
Galaxy Entertainment Finance Co. Ltd. (B/B3)(b)
	$1,500,000	9.875	12/15/12	1,305,000
Harrah’s Operating Co., Inc. (CCC-)(b)
	40,694,000	10.000	12/15/18	23,660,210
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (B/Caa1)(b)
	8,000,000	11.250	06/01/17	7,560,000
Isle of Capri Casinos, Inc. (CCC+/Caa1)
	1,815,000	7.000	03/01/14	1,461,075
Mandalay Resort Group (CCC-/Ca)
	2,000,000	9.375	02/15/10	1,910,000
Mashantucket Pequot Tribe (B+/B3)(b)
	4,000,000	8.500	11/15/15	1,920,000
MGM Mirage, Inc. (B/B1)(b)
	11,750,000	13.000	11/15/13	12,954,375
	1,875,000	10.375	05/15/14	1,964,063
	4,750,000	11.125	11/15/17	5,023,125
MGM Mirage, Inc. (CCC+/Caa2)
	2,000,000	8.500	09/15/10	1,820,000
	2,500,000	6.750	09/01/12	1,762,500
	9,500,000	6.750	04/01/13	6,270,000
	3,500,000	5.875	02/27/14	2,266,250
	21,750,000	6.625	07/15/15	14,083,125
	15,750,000	7.500	06/01/16	10,198,125
MGM Mirage, Inc. (CCC-/Ca)
	5,125,000	8.375	02/01/11	4,048,750
Mohegan Tribal Gaming Authority (B-/B1)
	250,000	6.125	02/15/13	188,750
Mohegan Tribal Gaming Authority (CCC+/Caa2)
	3,000,000	8.000	04/01/12	2,265,000
	1,555,000	7.125	08/15/14	1,057,400
MTR Gaming Group, Inc. (B/B2)
	3,000,000	9.750	04/01/10	2,790,000
Peermont Proprietary Global Ltd. (B/B3)
EUR	15,500,000	7.750	04/30/14	15,547,076
Penn National Gaming, Inc. (BB-/B1)
	$4,300,000	6.750	03/01/15	3,870,000
Pinnacle Entertainment, Inc. (B+/B3)
	4,750,000	8.250	03/15/12	4,726,250
	1,500,000	8.750	10/01/13	1,522,500
	10,000,000	7.500	06/15/15	8,550,000
Pokagon Gaming Authority (B+/B2)(b)
	2,615,000	10.375	06/15/14	2,569,237
River Rock Entertainment (B+/B2)
	2,500,000	9.750	11/01/11	1,812,500
San Pasqual Casino (BB-/B2)(b)
	2,375,000	8.000	09/15/13	1,950,469

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
Seneca Gaming Corp. (BB/Ba2)
	$6,550,000	7.250%	05/01/12	$5,600,250
Shingle Springs Tribal Gaming Authority (B/Caa1)(b)
	9,000,000	9.375	06/15/15	5,400,000
Snoqualmie Entertainment Authority (CCC/Caa1)(b)
	7,250,000	9.125	02/01/15	3,878,750
Station Casinos, Inc. (D/C)
	11,625,000	6.500	02/01/14	348,750
	13,000,000	6.875	03/01/16	260,000
Station Casinos, Inc. (D/Ca)
	2,500,000	6.000	04/01/12	868,750
	2,000,000	7.750	08/15/16	700,000
Tropicana Entertainment LLC (WR)(a)
	2,000,000	9.625	12/15/14	12,500
Turning Stone Casino Resort Enterprise (B+/B1)(b)
	2,950,000	9.125	09/15/14	2,514,875
Wynn Las Vegas LLC (BBB-/Ba2)
	16,000,000	6.625	12/01/14	13,937,500

				229,535,222

Health Care — Medical Products — 3.3%
Accellent, Inc. (CCC+/Caa2)
	8,000,000	10.500	12/01/13	6,780,000
American Medical Systems Holdings, Inc. (B/B3)(e)
	7,500,000	3.250	07/01/36	7,212,750
Bausch & Lomb, Inc. (B/Caa1)
	22,500,000	9.875	11/01/15	21,487,500
Bio-Rad Laboratories, Inc. (BB+/Ba3)(b)
	3,250,000	8.000	09/15/16	3,217,500
Boston Scientific Corp. (BB+/Ba1)
	3,975,000	5.450	06/15/14	3,657,000
	9,875,000	6.400	06/15/16	9,085,000
Catalent Pharma Solutions, Inc. (B-/Caa1)
EUR	10,000,000	9.750	04/15/17	5,190,542
Catalent Pharma Solutions, Inc. (B/Caa1)
	$24,125,000	9.500	04/15/15	12,545,000
CONMED Corp. (B/B1)(e)
	9,500,000	2.500	11/15/24	8,114,368
DJO Finance LLC/DJO Finance Corp. (B-/Caa1)
	12,000,000	10.875	11/15/14	10,530,000
Fisher Scientific International, Inc. (BBB+/Baa3)
	2,250,000	6.125	07/01/15	2,272,604
Fresenius (BB+/Ba2)
	6,625,000	6.875	07/15/17	6,240,649
Fresenius US Finance II, Inc. (BB/Ba1)
	10,000,000	9.000 (b)	07/15/15	10,700,000
EUR	2,000,000	8.750	07/15/15	3,002,471
Hologic, Inc. (BB-)(e)(g)
	$32,763,000	2.000	12/15/37	23,151,646
Inverness Medical Innovations, Inc. (B-/B3)
	9,000,000	9.000	05/15/16	8,730,000
The Cooper Companies, Inc. (BB-/Ba3)
	8,670,000	7.125	02/15/15	8,279,850

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Health Care — Medical Products — (continued)
VWR Funding, Inc. (B-/Caa1)(c)
	$21,500,000	10.250%		07/15/15	$17,038,750
Wright Medical Group, Inc.
	6,750,000	2.625		12/01/14	5,061,825

					172,297,455

Health Care — Pharmaceutical — 0.4%
Angiotech Pharmaceuticals, Inc. (C/C)
	1,750,000	7.750		04/01/14	1,067,500
Elan Finance PLC/Elan Finance Corp. (B/B3)
	5,000,000	7.750		11/15/11	4,562,500
	1,500,000	8.875		12/01/13	1,353,750
Mylan, Inc. (B+)
	7,030,000	1.250		03/15/12	6,069,224
Warner Chilcott Corp. (B/B3)
	5,731,000	8.750		02/01/15	5,688,017

					18,740,991

Health Care — Services — 5.6%
Alliance Imaging, Inc. (B/B3)
	4,000,000	7.250		12/15/12	3,880,000
Community Health Systems, Inc. (B/B3)
	24,250,000	8.875		07/15/15	23,765,000
CRC Health Corp. (CCC+/Caa1)
	3,250,000	10.750		02/01/16	2,177,500
DaVita, Inc. (B+/B1)
	5,875,000	6.625		03/15/13	5,537,188
DaVita, Inc. (B/B2)
	7,750,000	7.250		03/15/15	7,285,000
HCA, Inc. (B-/Caa1)
GBP	2,752,000	8.750		11/01/10	4,482,313
	$6,250,000	6.300		10/01/12	5,703,125
	9,500,000	6.250		02/15/13	8,265,000
	11,670,000	6.750		07/15/13	10,152,900
	2,500,000	5.750		03/15/14	1,987,500
	9,000,000	6.375		01/15/15	7,290,000
	4,750,000	6.500		02/15/16	3,788,125
HCA, Inc. (BB-/B2)
	14,000,000	9.125		11/15/14	13,895,000
	24,545,000	9.625	(c)	11/15/16	24,422,275
	14,500,000	9.250		11/15/16	14,282,500
	2,500,000	9.875	(b)	02/15/17	2,556,250
HCA, Inc. (BB/Ba3)(b)
	12,625,000	8.500		04/15/19	12,309,375
LifePoint Hospitals, Inc. (B)
	31,690,000	3.500		05/15/14	25,415,538
LifePoint Hospitals, Inc. (B/B1)(e)
	10,375,000	3.250		08/15/25	8,301,203
Psychiatric Solutions, Inc. (B-/B3)
	2,220,000	7.750		07/15/15	2,036,850
Select Medical Corp. (CCC/B3)
	7,000,000	7.625		02/01/15	5,670,000
Senior Housing Properties Trust (BBB-/Ba1)
	1,950,000	7.875		04/15/15	1,755,000
Tenet Healthcare Corp. (BB-/B1)(b)
	7,000,000	9.000		05/01/15	7,070,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services — (continued)
$4,375,000	10.000%	05/01/18	$4,582,813
8,625,000	8.875	07/01/19	8,646,562
Tenet Healthcare Corp. (CCC+/Caa2)
13,000,000	7.375	02/01/13	11,732,500
1,250,000	9.250	02/01/15	1,165,625
U.S. Oncology, Inc. (B/Ba3)
7,000,000	9.000	08/15/12	7,157,500
32,250,000	9.125 (b)	08/15/17	32,088,750
U.S. Oncology, Inc. (CCC+/B3)
1,875,000	10.750	08/15/14	1,879,688
United Surgical Partners International, Inc. (CCC+/Caa1)
5,250,000	8.875	05/01/17	4,790,625
Vanguard Health Holding Co. I (CCC+/Caa1)(f)
3,500,000	11.250	10/01/15	3,412,500
Vanguard Health Holding Co. II (CCC+/Caa1)
12,375,000	9.000	10/01/14	11,818,125
Ventas Realty LP (BBB-/Ba1)
1,750,000	6.500	06/01/16	1,570,625

			290,872,955

Home Construction — 0.8%
D. R. Horton, Inc. (BB-/Ba3)
8,500,000	5.375	06/15/12	7,862,500
2,915,000	5.625	09/15/14	2,448,600
6,000,000	5.250	02/15/15	4,980,000
5,500,000	5.625	01/15/16	4,565,000
K. Hovnanian Enterprises, Inc. (CCC/B2)
5,000,000	11.500	05/01/13	4,300,000
K. Hovnanian Enterprises, Inc. (D/Caa2)
1,000,000	6.250	01/15/15	510,000
2,700,000	7.500	05/15/16	1,323,000
3,250,000	8.625	01/15/17	1,560,000
KB HOME (BB-/B1)
2,000,000	6.250	06/15/15	1,710,000
Meritage Homes Corp. (B+/B1)
5,750,000	6.250	03/15/15	4,427,500
Pulte Homes, Inc. (BB/Ba3)
2,000,000	5.250	01/15/14	1,750,000
7,250,000	5.200	02/15/15	6,017,500

			41,454,100

Lodging — 0.7%
Gaylord Entertainment Co. (B-/Caa2)
4,825,000	8.000	11/15/13	4,125,375
Host Hotels & Resorts LP (BB+)
5,000,000	6.875	11/01/14	4,450,000
Host Hotels & Resorts LP (BB+/Ba1)
1,000,000	7.000	08/15/12	967,500
6,000,000	6.750	06/01/16	5,160,000
Host Marriott LP (BB+/Ba1)
9,250,000	7.125	11/01/13	8,648,750
8,250,000	6.375	03/15/15	7,095,000
Starwood Hotels & Resorts Worldwide, Inc. (BB/Ba1)
4,250,000	7.875	10/15/14	4,019,623

			34,466,248

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Media — 1.8%
DIRECTV Holdings LLC (BB/Ba2)
	$9,500,000	8.375%	03/15/13	$9,500,000
	6,250,000	6.375	06/15/15	5,750,000
	33,500,000	7.625	05/15/16	32,495,000
EchoStar DBS Corp. (BB-/Ba3)
	5,500,000	6.375	10/01/11	5,335,000
	8,000,000	7.000	10/01/13	7,620,000
	4,500,000	6.625	10/01/14	4,162,500
	7,000,000	7.750	05/31/15	6,650,000
	6,525,000	7.125	02/01/16	6,051,938
Lamar Media Corp. (B/B2)
	5,750,000	7.250	01/01/13	5,462,500
	9,684,000	6.625	08/15/15	8,182,980
Lamar Media Corp. (BB/Ba3)(b)
	1,250,000	9.750	04/01/14	1,300,000

				92,509,918

Media — Broadcasting & Radio — 0.9%
Bonten Media Acquisition Co. (CCC/Caa2)(b)(c)
	3,670,625	9.000	06/01/15	624,006
Clear Channel Communications, Inc. (CC/Ca)
	1,875,000	6.250	03/15/11	834,375
	6,000,000	5.750	01/15/13	1,650,000
	10,000,000	5.500	09/15/14	2,325,000
	5,750,000	5.500	12/15/16	1,336,875
CMP Susquehanna Corp. (D/Ca)
	480,000	9.875	05/15/14	—
Fox Acquisition Sub LLC (CCC/Caa3)(b)
	1,250,000	13.375	07/15/16	565,625
Liberty Media LLC (BB+/Ba2)
	4,000,000	5.700	05/15/13	3,480,000
	2,120,000	8.250	02/01/30	1,452,200
LIN Television Corp. (B-/B3)
	8,750,000	6.500	05/15/13	6,028,125
Local TV Finance LLC (CCC/Caa3)(b)(c)
	5,250,000	9.250	06/15/15	918,750
Radio One, Inc. (CCC-/Caa3)
	2,250,000	6.375	02/15/13	675,000
UnitedGlobalCom, Inc. (B-)(e)
EUR	6,250,000	1.750	04/15/24	7,178,642
Univision Communications, Inc. (B-/B2)(b)
	$1,875,000	12.000	07/01/14	1,842,188
Univision Communications, Inc. (CCC/Caa2)(b)(c)
	25,000,000	9.750	03/15/15	14,250,000
XM Satellite Radio, Inc. (B/Caa1)(b)
	5,250,000	11.250	06/15/13	5,210,625

				48,371,411

Media — Cable — 3.6%
Adelphia Communications Corp.(a)
	2,000,000	10.250	06/15/49	37,500
Atlantic Broadband Finance LLC (B-/Caa1)
	4,500,000	9.375	01/15/14	3,858,750
Cablevision Systems Corp. (B+/B1)
	12,000,000	8.000	04/15/12	11,820,000

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Media — Cable — (continued)
CCH I Holdings LLC (D/WR)(a)
	$8,000,000	11.000%		10/01/15	$940,000
CCO Holdings LLC/CCO Holdings Capital Corp. (D/B2)(a)
	15,250,000	8.750		11/15/13	14,487,500
Charter Communications Holdings II (D/WR)(a)
	6,125,000	10.250		09/15/10	6,461,875
Charter Communications Operating LLC (D/B1)(a)(b)
	13,500,000	10.000		04/30/12	12,960,000
	7,000,000	10.375		04/30/14	6,702,500
	10,000,000	10.875		09/15/14	10,300,000
CSC Holdings, Inc. (BB/Ba3)
	9,300,000	6.750		04/15/12	9,021,000
	10,500,000	8.500	(b)	04/15/14	10,395,000
	18,600,000	8.500	(b)	06/15/15	18,321,000
	11,000,000	8.625	(b)	02/15/19	10,752,500
CSC Holdings, Inc. Series B (BB/Ba3)
	7,000,000	7.625		04/01/11	6,930,000
Frontier Vision(a)
	2,000,000	11.000		10/15/49	—
Kabel Deutschland GmbH (B/B2)
	5,250,000	10.625		07/01/14	5,328,750
Ono Finance II (CCC-/Caa2)
EUR	12,000,000	8.000		05/16/14	6,312,821
Ono Finance PLC (CCC-/Caa2)
	4,250,000	10.500		05/15/14	2,205,980
Rainbow National Services LLC (BB/B1)(b)
	$1,909,000	10.375		09/01/14	1,975,815
UPC Holding BV (B-/B2)
EUR	10,625,000	8.625		01/15/14	13,712,851
	14,000,000	7.750		01/15/14	17,675,900
	11,375,000	8.000		11/01/16	13,324,437

					183,524,179

Media — Diversified — 0.7%
CanWest MediaWorks, Inc. (D/Ca)
	$9,000,000	8.000		09/15/12	2,700,000
Quebecor Media, Inc. (B/B2)
	8,660,000	7.750		03/15/16	7,837,300
Rogers Wireless Communications, Inc. (BBB-/Baa3)
	5,370,000	8.000		12/15/12	5,585,263
Rogers Wireless Communications, Inc. (BBB/Baa2)
	2,000,000	7.500		03/15/15	2,170,337
Videotron Ltee (BB-)(b)
	6,250,000	9.125		04/15/18	6,359,375
Videotron Ltee (BB-/Ba2)
	6,875,000	6.875		01/15/14	6,428,125
	1,000,000	6.375		12/15/15	895,000
	2,750,000	9.125		04/15/18	2,798,125

					34,773,525

Metals — 1.3%
AK Steel Corp. (BB-/Ba3)
	6,500,000	7.750		06/15/12	6,321,250
Aleris International, Inc. (D/WR)(a)
	8,500,000	9.000		12/15/14	85,000
	16,000,000	10.000		12/15/16	160,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Metals — (continued)
FMG Finance Pty Ltd. (B+/B1)(b)
	$5,000,000	10.625%		09/01/16	$4,800,000
Freeport-McMoRan Copper & Gold, Inc. (BBB-/Ba2)
	11,500,000	8.250		04/01/15	11,557,500
	2,500,000	4.995	(d)	04/01/15	2,312,480
	7,000,000	8.375		04/01/17	7,052,500
GrafTech Finance, Inc. (Ba3)
	367,000	10.250		02/15/12	344,980
Noranda Aluminium Acquisition Corp. (D/Caa2)(c)(d)
	7,645,846	5.413		05/15/15	4,186,101
Noranda Aluminium Holding Corp. (D/Caa3)(c)(d)
	3,397,793	7.163		11/15/14	1,231,700
Novelis, Inc. (B/B3)
	13,500,000	7.250		02/15/15	10,192,500
SGL Carbon SE (BBB-/Ba1)(d)
EUR	1,250,000	2.531		05/16/15	1,472,992
Steel Dynamics, Inc. (BB+/Ba2)
	$7,750,000	7.375		11/01/12	7,362,500
	7,750,000	8.250	(b)	04/15/16	7,362,500
Tube City IMS Corp. (B-/Caa1)
	3,500,000	9.750		02/01/15	2,152,500

					66,594,503

Packaging — 4.1%
Ball Corp. (BB+/Ba1)
	3,000,000	6.625		03/15/18	2,745,000
Berry Plastics Corp. (B+/B1)(d)
	6,500,000	5.881		02/15/15	5,720,000
Berry Plastics Holding Corp. (CCC+/Caa1)
	11,000,000	8.875		09/15/14	9,267,500
	2,500,000	4.504	(d)	09/15/14	1,631,250
Berry Plastics Holding Corp. (CCC/Caa2)
	8,000,000	10.250		03/01/16	5,740,000
Beverage Packaging Holdings II SA/Luxembourg (B+/B2)
EUR	13,500,000	8.000		12/15/16	16,476,464
Beverage Packaging Holdings II SA/Luxembourg (B-/B3)
	19,000,000	9.500		06/15/17	21,323,308
Clondalkin Acquisition (B+/B1)(d)
	1,000,000	3.277		12/15/13	974,980
Clondalkin Industries BV (B-/Caa1)
	2,500,000	8.000		03/15/14	2,095,506
Consol Specialty Glass Ltd. (BB-/B1)
	7,750,000	7.625		04/15/14	8,154,061
Crown Americas LLC (BB-/B1)
	$12,625,000	7.750		11/15/15	12,340,937
	7,500,000	7.625	(b)	05/15/17	7,237,500
Crown European Holdings SA (BB+/Baa3)
EUR	1,500,000	6.250		09/01/11	2,041,146
Gerresheimer Holdings GMBH (BB+/B1)
	4,800,000	7.875		03/01/15	6,733,676
Graham Packaging Co., Inc. (CCC+/Caa1)
	$10,000,000	8.500		10/15/12	9,650,000
	24,500,000	9.875		10/15/14	22,785,000
Graphic Packaging International, Inc. (B-/B3)
	15,000,000	9.500		08/15/13	14,325,000
	1,625,000	9.500	(b)	06/15/17	1,600,625

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Packaging — (continued)
Impress Holdings BV (B-/B3)
EUR	17,750,000	9.250%		09/15/14	$22,161,510
Impress Holdings BV (BB-/Ba3)(d)
	6,000,000	4.560		09/15/13	7,333,815
	$1,000,000	4.256	(b)	09/15/13	836,250
OI European Group BV (BB/B3)
EUR	750,000	6.875		03/31/17	925,880
Owens Brockway Glass Container (BB/Ba3)
	$2,500,000	8.250		05/15/13	2,512,500
EUR	4,750,000	6.750		12/01/14	5,997,180
	$5,000,000	7.375	(b)	05/15/16	4,800,000
Owens-Brockway Glass Container, Inc. (BB/Ba3)
	1,000,000	6.750		12/01/14	955,000
Plastipak Holdings, Inc. (B/B3)(b)
	4,000,000	8.500		12/15/15	3,585,000
Pregis Corp. (CCC+/Caa2)
	7,000,000	12.375		10/15/13	5,250,000
Sealed Air Corp. (BB+/Baa3)(b)
	5,500,000	7.875		06/15/17	5,468,427
Stichting Participatie Impress Cooperatieve UA(c)
EUR	1,139,030	17.000		09/29/49	798,944
Tekni-Plex, Inc. (WR)
	$2,500,000	10.875		08/15/12	1,628,125

					213,094,584

Paper — 1.7%
Boise Cascade LLC (B+/Caa1)
	3,732,000	7.125		10/15/14	1,940,640
Catalyst Paper Corp. (CCC/Caa1)
	3,000,000	8.625		06/15/11	1,785,000
Domtar Corp. (BB-/Ba3)
	11,500,000	10.750		06/01/17	11,174,401
Georgia-Pacific Corp. (B+/B2)
	8,500,000	8.125		05/15/11	8,585,000
	1,000,000	9.500		12/01/11	1,030,000
	1,500,000	7.700		06/15/15	1,421,250
	1,250,000	8.000		01/15/24	1,062,500
	2,750,000	7.750		11/15/29	2,203,437
Georgia-Pacific Corp. (BB-/Ba3)(b)
	16,250,000	7.000		01/15/15	15,193,750
	12,000,000	7.125		01/15/17	11,130,000
Georgia-Pacific LLC (BB-/Ba3)(b)
	6,000,000	8.250		05/01/16	5,820,000
Jefferson Smurfit Corp. (D/WR)(a)
	6,000,000	8.250		10/01/12	2,257,500
	1,750,000	7.500		06/01/13	651,875
Lecta SA (B+/B2)(d)
EUR	4,875,000	3.906		02/15/14	4,000,751
NewPage Corp. (CCC+/Caa2)
	$8,000,000	10.000		05/01/12	3,840,000
Smurfit Kappa Funding PLC (B/B2)
EUR	6,000,000	7.750		04/01/15	7,196,616
	$3,500,000	7.750		04/01/15	2,712,500
Smurfit-Stone Container Enterprises, Inc. (D/WR)(a)
	8,500,000	8.000		03/15/17	3,230,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Paper — (continued)
Stone Container Finance (D/WR)(a)
	$2,250,000	7.375%		07/15/14	$1,023,750
Verso Paper Holdings LLC, Inc. (B+/Ba2)(b)
	2,375,000	11.500		07/01/14	2,161,250
Verso Paper Holdings LLC, Inc. (CCC/Caa1)
	4,000,000	11.375		08/01/16	1,120,000

					89,540,220

Printing — 0.1%
SGS International, Inc. (B-/B3)
	5,750,000	12.000		12/15/13	3,751,875
Valassis Communications, Inc. (CCC+/B3)
	5,000,000	8.250		03/01/15	3,612,500

					7,364,375

Publishing — 1.7%
Cengage Learning Acquisitions, Inc. (CCC+/Caa2)(b)
	20,750,000	10.500		01/15/15	16,911,250
Dex Media West Finance Co. (D/WR)(a)
	1,800,000	8.500		08/15/10	1,296,000
Dex Media West LLC (D/WR)(a)
	6,744,000	9.875		08/15/13	1,112,760
Dex Media, Inc. (D/WR)(a)
	12,750,000	9.000	(f)	11/15/13	1,912,500
	1,250,000	8.000		11/15/13	187,500
Idearc, Inc. (D/WR)(a)
	5,000,000	8.000		11/15/16	125,000
Lighthouse International Co. SA (BB-/B3)
EUR	9,000,000	8.000		04/30/14	5,870,924
Morris Publishing Group LLC (D/C)
	$4,500,000	7.000		08/01/13	225,000
Nielsen Finance LLC Co. (B-/Caa1)
	3,500,000	11.625	(b)	02/01/14	3,473,750
	23,000,000	10.000		08/01/14	21,850,000
EUR	1,500,000	9.000		08/01/14	1,788,633
	$5,000,000	11.500	(b)	05/01/16	4,862,500
Nielsen Finance LLC Co. (CCC+/Caa1)(f)
	20,000,000	12.500		08/01/16	12,925,000
R.H. Donnelley Corp. (D/WR)(a)
	5,555,000	6.875		01/15/13	284,693
	2,820,000	11.750	(b)	05/15/15	1,339,500
	4,000,000	8.875		01/15/16	205,000
	3,000,000	8.875		10/15/17	153,750
The Nielsen Co. (CCC+/Caa1)(f)
EUR	7,000,000	11.125		08/01/16	5,990,166
Truvo Subsidiary Corp. (CCC-/Caa3)
	17,750,000	8.500		12/01/14	6,598,652

					87,112,578

Real Estate — 0.4%
CB Richard Ellis Group, Inc. (B+/Ba3)(b)
	$5,875,000	11.625		06/15/17	5,801,563
ProLogis (BBB-)(e)
	5,500,000	2.250		04/01/37	4,436,157
	4,125,000	1.875		11/15/37	3,069,833

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Real Estate — (continued)
Realogy Corp. (C/Ca)
	$2,023,866	11.000	%(c)	04/15/14	$612,219
	6,000,000	10.500		04/15/14	2,550,000
Ventas, Inc. (BBB-/Ba1)(b)
	6,000,000	3.875		11/15/11	5,596,122

					22,065,894

Restaurants — 0.5%
NPC International, Inc. (CCC+/Caa1)
	6,850,000	9.500		05/01/14	6,233,500
OSI Restaurant Partners, Inc. (CCC/Caa3)
	10,000,000	10.000		06/15/15	6,800,000
Seminole Hard Rock Entertainment, Inc. (BB/B1)(b)(d)
	7,000,000	3.129		03/15/14	4,760,000
Wendy’s/Arby’s Restaurants LLC (B+/B2)(b)
	8,750,000	10.000		07/15/16	8,367,188

					26,160,688

Retailers — 1.6%
AutoNation, Inc. (BB+/Ba2)
	745,000	7.000		04/15/14	717,063
Edcon Holdings Proprietary Ltd. (CCC+/Caa1)(d)
EUR	3,500,000	6.777		06/15/15	1,963,989
Edcon Proprietary Ltd. (B+/B2)(d)
	14,875,000	4.527		06/15/14	12,416,092
General Nutrition Centers, Inc. (CCC+/Caa1)(d)
	$12,625,000	6.404		03/15/14	10,100,000
Jarden Corp. (B+/B2)
	6,125,000	8.000		05/01/16	5,849,375
Macy’s Retail Holdings, Inc. (BB/Ba2)
	7,750,000	5.350		03/15/12	7,052,500
	3,500,000	5.875		01/15/13	3,062,500
	15,125,000	5.900		12/01/16	12,364,687
Michaels Stores, Inc. (CCC/Caa2)
	8,375,000	10.000		11/01/14	7,076,875
Michaels Stores, Inc. (CCC/Caa3)
	11,500,000	11.375		11/01/16	7,532,500
Neiman-Marcus Group, Inc. (B-/Caa2)(c)
	7,170,625	9.000		10/15/15	4,051,403
Neiman-Marcus Group, Inc. (CCC+/Caa3)
	14,500,000	10.375		10/15/15	8,410,000

					80,596,984

Retailers — Food & Drug — 1.0%
Ahold Lease USA, Inc. (BBB/Baa3)(f)
	821,619	7.820		01/02/20	743,565
	1,931,517	8.620		01/02/25	1,728,708
Dole Food Co., Inc. (B-/B2)(b)
	15,500,000	13.875		03/15/14	16,972,500
Ingles Markets, Inc. (BB-/B1)(b)
	6,000,000	8.875		05/15/17	5,910,000
Rite Aid Corp. (B+/B3)(b)
	2,750,000	9.750		06/12/16	2,750,000
Rite Aid Corp. (B-/Caa2)
	8,000,000	7.500		03/01/17	6,260,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Retailers — Food & Drug — (continued)
Rite Aid Corp. (CCC/Caa3)
	$1,500,000	8.625%	03/01/15	$997,500
	5,250,000	9.375	12/15/15	3,451,875
	5,000,000	9.500	06/15/17	3,287,500
Supervalu, Inc. (B+/Ba3)
	5,000,000	7.500	11/15/14	4,787,500
	5,500,000	8.000	05/01/16	5,362,500

				52,251,648

Services Cyclical — Business Services — 1.5%
ACCO Brands Corp. (B/Caa2)
	8,250,000	7.625	08/15/15	4,372,500
Carlson Wagonlit BV (CCC-/Caa2)(d)
EUR	9,000,000	7.115	05/01/15	5,934,052
Cornell Co., Inc. (B/B2)
	$1,500,000	10.750	07/01/12	1,518,750
Corrections Corp. of America (BB/Ba2)
	1,625,000	6.250	03/15/13	1,535,625
	3,500,000	7.750	06/01/17	3,447,500
Great Lakes Dredge & Dock Co. (B-/Caa1)
	5,440,000	7.750	12/15/13	4,678,400
Iron Mountain, Inc. (B+/B2)
	3,000,000	8.625	04/01/13	2,992,500
	1,500,000	6.625	01/01/16	1,340,625
EUR	500,000	6.750	10/15/18	603,225
	$5,750,000	8.000	06/15/20	5,369,063
ISS Global A/S (B)
EUR	6,500,000	4.750	09/18/10	8,844,647
ISS Holdings A/S (B/Caa1)
	12,015,000	8.875	05/15/16	13,484,186
Savcio Holdings Ltd. (B+/B2)
	2,000,000	8.000	02/15/13	2,188,445
West Corp. (B-/Caa1)
	$12,500,000	9.500	10/15/14	11,062,500
	14,250,000	11.000	10/15/16	11,756,250

				79,128,268

Services Cyclical — Consumer Services — 0.1%
Service Corp. International (BB-/B1)
	1,750,000	6.750	04/01/16	1,575,000
	2,125,000	7.000	06/15/17	1,917,813
	4,000,000	7.625	10/01/18	3,690,000

				7,182,813

Services Cyclical — Rental Equipment — 1.4%
Ahern Rentals, Inc. (B/Caa3)
	3,000,000	9.250	08/15/13	1,192,500
Ashtead Capital, Inc. (B/B2)(b)
	3,000,000	9.000	08/15/16	2,542,500
Ashtead Holdings PLC (B/B2)(b)
	2,000,000	8.625	08/01/15	1,720,000
Europcar Groupe SA (B+/B3)(d)
EUR	4,000,000	4.781	05/15/13	3,198,496
Europcar Groupe SA (B/Caa1)
	3,250,000	8.125	05/15/14	2,279,630
Hertz Corp. (CCC+/B1)
	$10,725,000	8.875	01/01/14	9,893,812

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Services Cyclical — Rental Equipment — (continued)
EUR	1,750,000	7.875%		01/01/14	$1,963,989
Hertz Corp. (CCC+/B2)
	$10,250,000	10.500		01/01/16	9,173,750
RSC Equipment Rental, Inc. (B-/Caa2)
	20,000,000	9.500		12/01/14	16,075,000
RSC Equipment Rental, Inc. (BB-/B1)(b)
	5,250,000	10.000		07/15/17	5,250,000
United Rentals North America, Inc. (B/B2)
	3,000,000	6.500		02/15/12	2,902,500
	6,500,000	10.875	(b)	06/15/16	6,240,000
United Rentals North America, Inc. (CCC+/Caa1)
	7,000,000	7.750		11/15/13	5,967,500
	5,750,000	7.000		02/15/14	4,729,375

					73,129,052

Technology — Hardware — 1.1%
Avago Technologies (B/B3)
	7,120,000	11.875		12/01/15	7,155,600
Avago Technologies Finance Corp. (BB-/B1)
	12,500,000	10.125		12/01/13	12,750,000
Flextronics International Ltd. (BB-/Ba2)
	5,000,000	6.500		05/15/13	4,812,500
Freescale Semiconductor, Inc. (CCC/Caa2)
	15,556,984	9.125	(c)	12/15/14	5,756,084
	5,000,000	8.875		12/15/14	2,525,000
Freescale Semiconductor, Inc. (CCC/Caa3)
	8,000,000	10.125		12/15/16	2,720,000
Lucent Technologies, Inc. (B+/B1)
	11,000,000	6.450		03/15/29	6,242,500
Nortel Networks Ltd. (WR)(a)
	1,000,000	0.000		07/15/11	335,000
	4,750,000	10.125		07/15/13	1,626,875
	3,000,000	10.750		07/15/16	1,035,000
NXP BV/NXP Funding LLC (C/C)
	7,000,000	9.500		10/15/15	2,388,750
NXP BV/NXP Funding LLC (CC/C)
EUR	1,500,000	4.185	(d)	10/15/13	831,188
	$750,000	3.881	(d)	10/15/13	292,500
	4,625,000	7.875		10/15/14	2,127,500
Seagate Technology International (BB+/Ba1)(b)
	4,250,000	10.000		05/01/14	4,441,250
Xerox Corp. (BBB/Baa2)
	2,000,000	7.625		06/15/13	2,022,302

					57,062,049

Technology — Software/Services — 2.3%
Expedia, Inc. (BB/Ba2)(b)
	5,500,000	8.500		07/01/16	5,321,250
First Data Corp. (B-/Caa1)
	37,875,000	9.875		09/24/15	27,033,281
Sabre Holdings Corp. (CCC+/Caa1)
	9,000,000	8.350		03/15/16	5,895,000
Serena Software, Inc. (CCC+/Caa1)
	5,791,000	10.375		03/15/16	4,603,845
Sungard Data Systems, Inc. (B-/Caa1)
	33,750,000	10.250		08/15/15	31,218,750

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Technology — Software/Services — (continued)
Sungard Data Systems, Inc. (B/Caa1)
	$15,001,000	9.125%		08/15/13	$14,175,945
	11,250,000	10.625	(b)	05/15/15	10,996,875
Travelport, Inc. (CCC+/B3)
	18,000,000	9.875		09/01/14	12,060,000
EUR	2,000,000	5.895	(d)(e)	09/01/14	1,557,163
Travelport, Inc. (CCC/Caa1)
	$11,000,000	11.875		09/01/16	6,490,000

					119,352,109

Telecommunications — 3.2%
BCM Ireland Finance Ltd. (CCC+/B3)(d)
EUR	3,000,000	6.281		08/15/16	2,403,081
Citizens Communications Co. (BB/Ba2)
	$15,250,000	9.250		05/15/11	15,955,312
	8,500,000	6.250		01/15/13	7,777,500
Frontier Communications Corp. (BB/Ba2)
	17,250,000	6.625		03/15/15	15,180,000
Level 3 Financing, Inc. (CCC/Caa1)
	10,250,000	9.250		11/01/14	8,405,000
Nordic Telephone Co. Holdings (BB-/B1)
	10,250,000	8.875	(b)	05/01/16	10,237,187
EUR	28,500,000	8.250		05/01/16	38,681,813
	2,250,000	6.872	(d)	05/01/16	2,919,680
Qwest Capital Funding, Inc. (B+/B1)
	$750,000	7.000		08/03/09	749,063
	8,750,000	7.900		08/15/10	8,739,062
Qwest Communications International, Inc. (B+/Ba3)
	3,000,000	7.500		02/15/14	2,733,750
Qwest Communications International, Inc. Series B (B+/Ba3)
	1,750,000	7.500		02/15/14	1,594,688
Qwest Corp. (BBB-/Ba1)
	9,000,000	8.875		03/15/12	9,000,000
	1,450,000	7.500		10/01/14	1,379,313
	2,000,000	8.375	(b)	05/01/16	1,922,500
TDC A/S (BB-/Ba3)
EUR	460,000	6.500		04/19/12	643,181
Virgin Media Finance PLC (B/B2)
	3,825,000	8.750		04/15/14	4,990,285
	$10,750,000	9.500		08/15/16	10,588,750
Windstream Corp. (BB/Ba3)
	13,000,000	8.125		08/01/13	12,577,500
	8,000,000	8.625		08/01/16	7,660,000
	950,000	7.000		03/15/19	826,500

					164,964,165

Telecommunications — Cellular — 5.2%
American Tower Corp. (BB+/Ba1)
	5,000,000	7.125		10/15/12	5,018,750
	4,500,000	7.000		10/15/17	4,353,750
CC Holdings GS V LLC/Crown Castle GS III Corp. (BB/Ba1)(b)
	9,750,000	7.750		05/01/17	9,506,250
Centennial Cellular Communications (B/B2)
	1,500,000	10.125		06/15/13	1,545,000
Crown Castle International Corp. (B+/B2)
	11,000,000	9.000		01/15/15	11,192,500

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Telecommunications — Cellular — (continued)
Digicel Group Ltd. (B1)(b)
	$8,000,000	9.250%		09/01/12	$7,770,000
Digicel Group Ltd. (Caa1)(b)
	8,073,000	9.125	(c)	01/15/15	6,619,860
	23,250,000	8.875		01/15/15	19,413,750
Digicel SA (B1)(b)
	5,500,000	12.000		04/01/14	5,527,500
Hellas Telecommunications III (CC/Caa2)
EUR	7,250,000	8.500		10/15/13	5,455,540
Hellas Telecommunications Luxembourg II (CC/Caa3)(d)
	10,000,000	7.435		01/15/15	3,612,336
Hellas Telecommunications Luxembourg V (CCC/B3)(d)
	1,500,000	4.935		10/15/12	1,420,385
Nextel Communications, Inc. (BB/Ba2)
	$1,000,000	5.250		01/15/10	986,800
	11,125,000	6.875		10/31/13	9,178,125
	3,000,000	5.950		03/15/14	2,355,000
	16,500,000	7.375		08/01/15	13,117,500
Orascom Telecom Finance SCA (CCC+/B2)(b)
	17,250,000	7.875		02/08/14	14,576,250
Sprint Capital Corp. (BB/Ba2)
	8,000,000	7.625		01/30/11	7,920,000
	19,500,000	8.375		03/15/12	19,061,250
	46,125,000	6.900		05/01/19	38,283,750
	18,250,000	8.750		03/15/32	14,691,250
Sprint Nextel Corp. (BB/Ba2)
	14,500,000	6.000		12/01/16	11,853,750
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB+/Ba2)(b)
	5,000,000	9.125		04/30/18	4,300,000
Wind Acquisition Finance SA (BB-/B2)
	13,500,000	10.750	(b)	12/01/15	13,972,500
EUR	26,000,000	9.750		12/01/15	35,015,116

					266,746,912

Telecommunications — Satellites — 1.9%
Inmarsat Finance II PLC (BB-/B1)(f)
	$6,000,000	10.375		11/15/12	6,225,000
Inmarsat Finance PLC (BB/Ba3)
	1,601,000	7.625		06/30/12	1,564,978
Intelsat Bermuda Ltd. (CCC+/Caa2)
	13,500,000	11.250		06/15/16	13,770,000
	7,000,000	11.500	(b)(c)	02/04/17	5,425,000
	2,000,000	11.250	(b)(g)	02/04/17	1,750,000
Intelsat Intermediate Holding Co. Ltd. (CCC+)(f)
	13,250,000	9.500		02/01/15	11,792,500
Intelsat Jackson Holdings Ltd. (BB-/B3)(b)
	9,375,000	0.000		06/15/16	9,351,562
Intelsat Ltd. (CCC+/Caa3)
	10,500,000	7.625		04/15/12	9,292,500
Intelsat Subsidiary Holding Co. Ltd. (BB-/B3)
	15,000,000	8.500		01/15/13	14,475,000
	24,750,000	8.875	(b)	01/15/15	23,760,000

					97,406,540

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Textiles & Apparel — 0.2%
Oxford Industries, Inc. (B+/B2)
	$3,500,000	8.875%	06/01/11	$3,495,625
Propex Fabrics, Inc. (WR)(a)
	2,500,000	10.000	12/01/12	250
Quiksilver, Inc. (CCC/Caa1)
	9,500,000	6.875	04/15/15	4,987,500
Warnaco, Inc. (BB+/Ba3)
	2,000,000	8.875	06/15/13	2,015,000

				10,498,375

Tobacco — 0.2%
Alliance One International, Inc. (B+/B2)
	4,900,000	11.000	05/15/12	5,120,500
	1,000,000	8.500	05/15/12	987,500
	6,125,000	10.000 (b)	07/15/16	5,803,438

				11,911,438

Transportation — 0.3%
RailAmerica, Inc. (BB-/B1)(b)
	10,375,000	9.250	07/01/17	9,998,906
Stena AB (BB+/Ba2)
EUR	3,250,000	6.125	02/01/17	3,305,464

				13,304,370

Utilities — Distribution — 0.5%
AmeriGas Partners LP (Ba3)
	$3,750,000	7.250	05/20/15	3,515,625
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (Ba3)
	8,000,000	7.125	05/20/16	7,320,000
Ferrellgas Finance LP (B+/Ba3)
	438,000	6.750	05/01/14	381,060
Inergy LP/Inergy Finance Corp. (B+/B1)
	3,550,000	6.875	12/15/14	3,230,500
	5,000,000	8.250	03/01/16	4,762,500
Suburban Propane Partners LP (B+/B1)
	6,250,000	6.875	12/15/13	5,734,375

				24,944,060

Utilities — Electric — 4.1%
Allegheny Energy Supply Co. LLC (BBB-/Baa3)(b)
	5,000,000	8.250	04/15/12	5,187,500
Calpine Construction Finance Co. LP and CCFC Finance Corp. (BB-/B1)(b)
	4,500,000	8.000	06/01/16	4,297,500
Dynegy Holdings, Inc. (B/B3)
	3,000,000	8.750	02/15/12	2,910,000
	4,500,000	7.500	06/01/15	3,768,750
	4,250,000	8.375	05/01/16	3,601,875
	1,500,000	7.125	05/15/18	1,005,000
	7,000,000	7.750	06/01/19	5,477,500
Edison Mission Energy (BB-/B2)
	2,750,000	7.500	06/15/13	2,461,250
	15,000,000	7.750	06/15/16	12,150,000
	12,500,000	7.000	05/15/17	9,625,000
	7,000,000	7.200	05/15/19	5,180,000

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Utilities — Electric — (continued)
Elwood Energy LLC (BB/Ba1)
$2,060,400	8.159%		07/05/26	$1,699,830
Intergen NV (BB-/Ba3)(b)
4,500,000	9.000		06/30/17	4,275,000
Ipalco Enterprises, Inc. (BB/Ba1)
1,500,000	8.625		11/14/11	1,515,000
Midwest Generation LLC (BB+/Ba1)
182,549	8.300		07/02/09	181,636
4,174,001	8.560		01/02/16	4,090,521
Mirant Americas Generation LLC (B-/B3)
7,750,000	8.300		05/01/11	7,750,000
Mirant Mid-Atlantic LLC (BB/Ba1)
2,236,319	9.125		06/30/17	2,191,593
Mirant North America LLC (B-/B1)
12,500,000	7.375		12/31/13	12,000,000
NiSource Finance Corp. (BBB-/Baa3)
5,000,000	6.150		03/01/13	5,000,743
2,000,000	5.400		07/15/14	1,883,064
2,750,000	10.750		03/15/16	3,050,292
7,275,000	6.400		03/15/18	6,694,307
3,250,000	6.800		01/15/19	3,050,216
5,000,000	5.450		09/15/20	4,207,769
NRG Energy, Inc. (BB-/B1)
20,725,000	7.250		02/01/14	20,155,063
21,125,000	7.375		02/01/16	19,963,125
2,500,000	7.375		01/15/17	2,362,500
Orion Power Holdings, Inc. (BB/Ba3)
3,500,000	12.000		05/01/10	3,622,500
RRI Energy, Inc. (B+/B2)
6,500,000	7.625		06/15/14	5,882,500
9,250,000	7.875		06/15/17	8,325,000
The AES Corp. (BB-/B1)
5,250,000	9.375		09/15/10	5,263,125
8,000,000	7.750		10/15/15	7,440,000
13,250,000	9.750	(b)	04/15/16	13,349,375
10,000,000	8.000		10/15/17	9,300,000
6,000,000	8.000		06/01/20	5,400,000

				214,317,534

Utilities — Pipelines — 2.5%
El Paso Corp. (BB-/Ba3)
4,000,000	12.000		12/12/13	4,340,000
5,000,000	8.250		02/15/16	4,862,500
11,500,000	7.000		06/15/17	10,465,000
3,500,000	7.250		06/01/18	3,237,500
2,000,000	7.800		08/01/31	1,605,000
El Paso Natural Gas Co. (BB/Baa3)
3,125,000	8.625		01/15/22	3,375,238
2,375,000	7.500		11/15/26	2,337,565
4,250,000	8.375		06/15/32	4,573,609
Energy Transfer Partners LP (BBB-/Baa3)
3,750,000	9.700	(e)	03/15/19	4,302,747
3,000,000	9.000		04/15/19	3,402,338
Enterprise Products Operating LLP (BB/Ba1)(d)
3,750,000	8.375		08/01/66	3,011,141
3,285,000	7.034		01/15/68	2,439,699

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Utilities — Pipelines — (continued)
Mark West Energy Partners LP/Mark West Energy Finance Corp. Series B (B+/B2)
$7,250,000	8.500%		07/15/16	$6,271,250
Regency Energy Partners (B/B1)
6,598,000	8.375		12/15/13	6,367,070
8,500,000	9.375	(b)	06/01/16	8,245,000
Southern Natural Gas Co. (BB/Baa3)
3,000,000	7.350		02/15/31	2,885,601
3,000,000	8.000		03/01/32	3,173,931
Southern Star Central Corp. (BB+/Ba2)
1,000,000	6.750		03/01/16	892,500
Targa Resources Partners LP (B/B2)
3,034,000	8.250		07/01/16	2,556,145
6,625,000	11.250	(b)	07/15/17	6,291,961
Targa Resources, Inc. (CCC+/B3)
9,055,000	8.500		11/01/13	6,791,250
Tennessee Gas Pipeline Co. (BB/Baa3)
3,000,000	7.000		10/15/28	2,858,742
3,000,000	8.375		06/15/32	3,245,531
1,500,000	7.625		04/01/37	1,518,993
The Williams Cos., Inc. (BB+/Baa3)
5,000,000	8.125		03/15/12	5,162,500
8,000,000	7.625		07/15/19	7,920,000
5,000,000	8.750	(b)	01/15/20	5,200,000
11,000,000	7.875		09/01/21	10,862,500
1,000,000	7.500		01/15/31	892,500

				129,087,811

TOTAL CORPORATE BONDS				$4,749,689,434

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks — 0.1%
CMP Susquehanna Radio Holdings Corp.(b)(d)
111,942	0.000%	09/09/09	$—
Lucent Technologies Capital Trust I
1,000	7.750	03/15/17	610,000
Pliant Corp.(c)
2,796	13.000	09/01/09	420
Preferred Blocker, Inc.(b)
7,813	7.000	12/31/11	3,360,078
Spanish Broadcasting Systems, Inc.(c)(e)
3,074	10.750	10/15/13	15

TOTAL PREFERRED STOCKS			$3,970,513

Shares	Description	Value
Common Stocks — 0.1%
1,996,917	Adelphia Recovery Trust Series ACC-1(a)	$39,938
24,334	Axiohm Transaction Solutions, Inc.(a)	243
195,700	Huntsman Corp.	984,371
8,366	iPCS, Inc.(a)	125,155
6,252	Masonite Worldwide Holdings(a)	171,923

Shares	Description	Value
Common Stocks — (continued)
1,656	Nycomed(a)	$23
567,500	Parmalat SpA(b)	1,368,242
351	Pliant Corp.(a)	4
33,975	Polymer Group, Inc.(a)	246,319
20,372	Smurfit Kappa Funding PLC	110,029
103,389	Viasystems Group, Inc.(a)	103,389
1,051	Zemex Minerals Group, Inc.(a)	—

TOTAL COMMON STOCKS		$3,149,636

Private Equity(a) — 0.0%
2,500	Port Townsend Holdings Co., Inc.	$912,500

Units	Expiration Date	Value
Warrants(a) — 0.0%
APP China Group Ltd.
2,731	03/15/10	$—
Atrium Corp.
3,385	12/31/12	—
Avecia Group PLC (Ordinary)(b)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(b)
40,000	01/01/10	400
CNB Capital Trust I(b)
127,920	03/23/19	—
Masonite Worldwide Holdings
30,311	06/09/14	303
22,733	06/09/16	227
Parmalat SpA(b)
650	12/31/15	1,568

TOTAL WARRANTS		$2,898

Shares	Description	Value
Special Purpose Entity(a) — 0.0%
526,991	Adelphia Recovery Trust	$13,175

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT		$4,757,738,156

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(h) — 8.4%
Joint Repurchase Agreement Account II
$433,000,000	0.073%	07/01/09	$433,000,000
Maturity Value: $433,000,878

TOTAL INVESTMENTS — 100.4%			$5,190,738,156

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(19,723,091)

NET ASSETS — 100.0%			$5,171,015,065

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Security is currently in default and/or non-income producing.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $903,826,825, which represents approximately 17.5% of net assets as of June 30, 2009.
(c) Pay-in-kind securities.
(d) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f) These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(g) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2009.
(h) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

High Yield Fund

As a % of
Investments Industry Classifications†	Net Assets
Aerospace	0.6%
Agriculture	1.0
Automotive	3.9
Banks	1.6
Building Materials	1.7
Capital Goods	1.8
Chemicals	3.2
Conglomerates	1.0
Construction Machinery	0.3
Consumer Products	4.1
Defense	0.8
Energy	5.7
Entertainment & Leisure	0.5
Environmental	1.0
Finance	3.5
Food	2.1
Gaming	4.4
Health Care	9.3
Home Construction	0.8
Lodging	0.7
Media	7.0
Metals	1.3
Packaging	4.1
Paper	1.7
Printing	0.1
Publishing	1.7
Real Estate	0.4
Restaurants	0.5
Retailers	2.6
Services Cyclical	3.1
Short-Term Investments #	8.0
Technology	3.4
Telecommunications	10.3
Textiles & Apparel	0.2
Tobacco	0.2
Transportation	0.3
Utilities	7.1

TOTAL INVESTMENTS	100.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-Term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Euro	Purchase	08/12/09	$34,662,427	$34,939,162	$276,735
Euro	Sale	08/12/09	35,262,215	34,834,442	427,773

TOTAL					$704,508

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

British Pound	Sale	08/12/09	$8,280,227	$9,051,227	$(771,000)
Euro	Sale	08/12/09	686,767,397	715,600,081	(28,832,684)

TOTAL					$(29,603,684)

TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,853,658,857

Gross unrealized gain	134,698,771
Gross unrealized loss	(796,688,971)

Net unrealized security loss	$(661,990,200)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — 82.0%
Banks — 18.6%
ANZ Capital Trust I(a)(b)
$850,000	4.484%		12/15/49	$808,789
ANZ Capital Trust II(a)(b)
800,000	5.360		12/29/49	676,409
Astoria Financial Corp.(a)
225,000	5.750		10/15/12	202,085
Bear Stearns & Co., Inc.
1,425,000	6.950		08/10/12	1,548,767
5,600,000	6.400		10/02/17	5,644,236
925,000	7.250		02/01/18	981,004
Capital One Bank USA NA
5,400,000	8.800		07/15/19	5,516,770
Citigroup, Inc.
50,000	5.500		04/11/13	46,862
1,425,000	6.125		05/15/18	1,246,392
400,000	5.875		05/29/37	312,551
725,000	6.875		03/05/38	636,303
HBOS PLC(a)(b)(c)
1,750,000	5.375		11/01/49	845,745
HSBC Bank USA NA
4,400,000	6.000		08/09/17	4,441,554
1,790,000	5.625		08/15/35	1,600,169
HSBC Capital Funding LP(a)(b)(c)
1,050,000	4.610		06/27/49	723,626
JPMorgan Chase & Co.
2,650,000	6.300		04/23/19	2,665,434
1,225,000	7.900	(a)(c)	04/30/49	1,053,500
JPMorgan Chase Capital Co. Series T(a)
1,650,000	6.550		09/29/36	1,309,816
Manufacturers & Traders Trust Co.(a)(c)
1,495,000	5.585		12/28/20	1,140,160
Merrill Lynch & Co., Inc.
3,500,000	6.050		08/15/12	3,556,480
7,111,000	5.450		02/05/13	6,933,274
1,200,000	6.400		08/28/17	1,062,312
MUFG Capital Finance 1 Ltd.(a)(c)
3,025,000	6.346		07/25/49	2,571,250
Nordea Bank Sweden AB(a)(b)(c)
2,380,000	8.950		11/12/49	1,666,000
Northern Trust Co.
1,625,000	6.500		08/15/18	1,756,654
PNC Bank NA
1,000,000	4.875		09/21/17	872,312
850,000	6.000		12/07/17	786,873
Resona Bank Ltd.(a)(b)(c)
1,475,000	5.850		04/15/49	1,047,250
Santander Issuances SA Unipersonal(a)(b)(c)
700,000	5.805		06/20/16	563,066
Sovereign Bank(a)(c)
455,000	2.738		08/01/13	343,252
Sumitomo Mitsui Banking Corp.(a)(b)(c)
450,000	5.625		10/15/49	398,250
The Charles Schwab Corp.
3,250,000	4.950		06/01/14	3,305,819

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Wachovia Bank NA
$1,450,000	7.800%		08/18/10	$1,522,272
1,300,000	6.600		01/15/38	1,267,263
Wachovia Corp.
9,844,000	5.500		05/01/13	10,179,007

				69,231,506

Brokerage — 3.6%
Morgan Stanley & Co.
1,500,000	5.750		08/31/12	1,563,157
8,375,000	6.250	(a)	08/28/17	8,255,079
1,225,000	6.625	(a)	04/01/18	1,215,407
2,400,000	7.300	(a)	05/13/19	2,488,680

				13,522,323

Captive Financial(a) — 0.5%
Nelnet, Inc.
1,760,000	5.125		06/01/10	1,727,526

Chemicals(a) — 1.3%
The Dow Chemical Co.
4,675,000	7.600		05/15/14	4,815,255

Consumer Products(a) — 0.4%
Whirlpool Corp.
650,000	8.000		05/01/12	672,734
850,000	8.600		05/01/14	888,250

				1,560,984

Consumer Products — Industrial(a)(d) — 0.2%
Allied Waste Industries, Inc.
840,000	4.250		04/15/34	789,270

Distributors(a)(b) — 0.7%
Florida Gas Transmission Co.
1,500,000	7.900		05/15/19	1,648,626
Southern Star Central Gas Pipeline, Inc.
1,100,000	6.000		06/01/16	1,022,142

				2,670,768

Electric — 6.1%
Arizona Public Service Co.(a)
500,000	6.250		08/01/16	492,337
Commonwealth Edison Co.(a)
2,000,000	6.150		09/15/17	2,077,804
1,025,000	5.900		03/15/36	983,339
Electricite de France(b)
3,275,000	6.950		01/26/39	3,676,875
FirstEnergy Corp.(a)
3,225,000	7.375		11/15/31	3,043,942
MidAmerican Energy Holdings Co.(a)
2,475,000	5.750		04/01/18	2,574,490
Nevada Power Co.(a)
2,400,000	7.125		03/15/19	2,564,849
NiSource Finance Corp.(a)(c)
500,000	1.231		11/23/09	496,030
Pacific Gas and Electric Co.(a)
2,275,000	6.050		03/01/34	2,360,169

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Electric — (continued)
Progress Energy, Inc.(a)
$1,550,000	7.050%	03/15/19	$1,719,725
1,000,000	7.000	10/30/31	1,087,834
Public Service Co. of Oklahoma Series G(a)
1,650,000	6.625	11/15/37	1,591,077

			22,668,471

Energy(a) — 6.0%
ConocoPhillips Canada Funding Co. I
5,250,000	5.300	04/15/12	5,591,255
EnCana Corp.
2,325,000	6.500	02/01/38	2,382,065
EQT Corp.
715,000	8.125	06/01/19	765,313
Kerr-McGee Corp.
600,000	6.950	07/01/24	556,725
Petro-Canada
2,150,000	6.050	05/15/18	2,139,482
StatoilHydro ASA
2,275,000	5.250	04/15/19	2,341,250
Transocean, Inc.
2,425,000	6.000	03/15/18	2,521,069
Valero Energy Corp.
2,000,000	6.125	06/15/17	1,928,096
XTO Energy, Inc.
300,000	5.900	08/01/12	317,944
1,437,000	6.500	12/15/18	1,541,673
2,350,000	6.750	08/01/37	2,453,290

			22,538,162

Entertainment — 0.4%
Time Warner Entertainment Co.
1,290,000	8.375	03/15/23	1,412,853

Environmental(a) — 1.8%
Allied Waste North America, Inc.
2,450,000	6.375	04/15/11	2,523,500
1,975,000	7.875	04/15/13	2,019,437
Waste Management, Inc.
725,000	7.375	03/11/19	776,927
1,403,000	7.375	05/15/29	1,383,420

			6,703,284

Food & Beverage(a)(b) — 1.7%
Anheuser-Busch InBev Worldwide, Inc.
3,300,000	7.750	01/15/19	3,609,065
1,200,000	8.200	01/15/39	1,336,408
Bacardi Ltd.
1,200,000	7.450	04/01/14	1,280,414

			6,225,887

Gaming — 0.3%
International Game Technology
975,000	7.500	06/15/19	983,755

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Health Care — Services(a) — 1.0%
Express Scripts, Inc.
$1,775,000	5.250%	06/15/12	$1,833,848
1,700,000	6.250	06/15/14	1,798,784

			3,632,632

Life Insurance — 1.4%
Nationwide Life Global Funding I(b)
2,450,000	5.450	10/02/12	2,444,120
Phoenix Life Insurance Co.(a)(b)
2,600,000	7.150	12/15/34	650,000
Reinsurance Group of America, Inc.
625,000	6.750	12/15/11	621,521
Symetra Financial Corp.(a)(b)
1,600,000	6.125	04/01/16	1,210,990
725,000	8.300 (c)	10/15/37	313,562

			5,240,193

Media — Cable — 4.4%
British Sky Broadcasting Group PLC(a)(b)
1,975,000	6.100	02/15/18	1,972,103
Comcast Cable Communications Holdings, Inc.
2,200,000	8.375	03/15/13	2,460,981
1,350,000	9.455	11/15/22	1,578,347
Comcast Corp.(a)
1,000,000	5.500	03/15/11	1,042,593
Cox Communications, Inc.(a)(b)
2,000,000	6.250	06/01/18	1,977,060
2,025,000	8.375	03/01/39	2,257,840
Rogers Communications, Inc.(a)
2,500,000	6.800	08/15/18	2,680,065
Time Warner Cable, Inc.(a)
1,300,000	5.400	07/02/12	1,343,680
1,075,000	8.750	02/14/19	1,252,313

			16,564,982

Media—Non Cable(a) — 2.7%
News America, Inc.
725,000	6.650	11/15/37	651,826
Reed Elsevier Capital, Inc.
5,005,000	8.625	01/15/19	5,686,561
Thomson Reuters Corp.
1,025,000	6.500	07/15/18	1,066,738
WPP Finance UK
2,450,000	8.000	09/15/14	2,488,044

			9,893,169

Metals & Mining(a) — 1.1%
ArcelorMittal
1,925,000	6.125	06/01/18	1,684,375
1,800,000	9.850	06/01/19	1,942,581
Xstrata Canada Corp.
500,000	7.250	07/15/12	495,000

			4,121,956

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Noncaptive-Financial — 2.6%
American General Finance Corp.
$2,775,000	3.875%		10/01/09	$2,653,594
1,225,000	8.450	(d)	10/15/09	1,171,406
General Electric Capital Corp.
3,650,000	6.875		01/10/39	3,285,412
SLM Corp.
2,750,000	5.400		10/25/11	2,473,323

				9,583,735

Pharmaceuticals(a) — 2.4%
Pfizer, Inc.
4,055,000	6.200		03/15/19	4,434,645
Roche Holdings, Inc.(b)
3,500,000	6.000		03/01/19	3,731,984
625,000	7.000		03/01/39	724,581

				8,891,210

Pipelines — 6.2%
CenterPoint Energy Resources Corp. Series B(a)
2,500,000	7.875		04/01/13	2,666,670
Energy Transfer Partners LP(a)
275,000	5.650		08/01/12	280,436
5,852,000	5.950		02/01/15	5,845,401
Enterprise Products Operating LP(a)
2,350,000	5.600		10/15/14	2,408,185
275,000	5.000		03/01/15	262,897
Northwest Pipeline GP(a)
2,025,000	6.050		06/15/18	2,028,923
ONEOK Partners LP(a)
1,000,000	6.150		10/01/16	990,072
Southern Natural Gas Co.(a)(b)
700,000	5.900		04/01/17	657,572
Tennessee Gas Pipeline Co.(a)
1,150,000	8.375		06/15/32	1,244,120
TEPPCO Partners LP(a)
1,500,000	6.650		04/15/18	1,522,679
1,620,000	7.550		04/15/38	1,682,143
The Williams Cos., Inc.(b)
825,000	6.375		10/01/10	824,839
TransCanada PipeLines Ltd.(a)
1,375,000	7.625		01/15/39	1,604,765
1,500,000	6.350	(c)	05/15/67	1,059,711

				23,078,413

Property/Casualty Insurance — 3.8%
Ace Capital Trust II(a)
250,000	9.700		04/01/30	217,500
Ace INA Holdings, Inc.(a)
1,500,000	6.700		05/15/36	1,485,084
Arch Capital Group Ltd.(a)
1,245,000	7.350		05/01/34	933,750
Aspen Insurance Holdings Ltd.(a)
1,025,000	6.000		08/15/14	969,011

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Catlin Insurance Co. Ltd.(a)(b)(c)
$1,050,000	7.249%		01/19/49	$556,500
CNA Financial Corp.(a)
1,000,000	5.850		12/15/14	820,000
Endurance Specialty Holdings Ltd.(a)
1,350,000	7.000		07/15/34	918,000
Marsh & McLennan Cos., Inc.(a)
1,000,000	5.150		09/15/10	1,006,087
QBE Insurance Group Ltd.(b)
647,000	9.750		03/14/14	676,126
855,000	5.647	(a)(c)	07/01/23	606,664
The Chubb Corp.(a)
1,300,000	6.500		05/15/38	1,409,298
The Travelers Cos., Inc.(a)(c)
1,300,000	6.250		03/15/37	1,047,753
White Mountains Reinsurance Group Ltd.(a)(b)
1,725,000	6.375		03/20/17	1,311,756
ZFS Finance USA Trust I(a)(b)(c)
1,375,000	6.150		12/15/65	1,093,125
ZFS Finance USA Trust II(a)(b)(c)
1,275,000	6.450		12/15/65	969,000

				14,019,654

Real Estate Investment Trusts(a) — 3.2%
Arden Realty LP(e)
1,160,000	5.200		09/01/11	1,182,105
Health Care Property Investors, Inc.
1,825,000	5.950		09/15/11	1,811,364
Pan Pacific Retail Properties, Inc.
1,350,000	5.950		06/01/14	1,163,421
Post Apartment Homes LP
3,000,000	6.300		06/01/13	2,697,060
Simon Property Group LP
1,000,000	5.600		09/01/11	1,011,392
1,350,000	6.125		05/30/18	1,255,721
WEA Finance LLC(b)
1,625,000	7.125		04/15/18	1,508,211
Westfield Capital Corp. Ltd.(b)
1,500,000	4.375		11/15/10	1,468,155

				12,097,429

Retailers — 2.2%
CVS Caremark Corp.(a)
1,550,000	5.750		06/01/17	1,558,011
800,000	6.250		06/01/27	812,031
Nordstrom, Inc.(a)
3,350,000	6.750		06/01/14	3,482,365
Wal-Mart Stores, Inc.
1,850,000	7.550		02/15/30	2,349,289

				8,201,696

Software(a) — 0.3%
Oracle Corp.
1,100,000	5.750		04/15/18	1,160,327

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Technology — Hardware(a) — 1.0%
Cisco Systems, Inc.
$1,925,000	5.900%	02/15/39	$1,895,731
Xerox Corp.
1,750,000	8.250	05/15/14	1,819,760

			3,715,491

Tobacco — 1.8%
Altria Group, Inc.
1,875,000	9.700	11/10/18	2,149,586
BAT International Finance PLC(a)(b)
1,325,000	9.500	11/15/18	1,557,327
Philip Morris International, Inc.
2,775,000	5.650	05/16/18	2,908,736

			6,615,649

Transportation(a) — 0.8%
CSX Corp.
3,150,000	6.250	03/15/18	3,176,939

Wireless Telecommunications(a) — 1.9%
AT&T, Inc.
1,650,000	5.800	02/15/19	1,675,256
2,300,000	6.400	05/15/38	2,251,498
New Cingular Wireless Services, Inc.
900,000	8.750	03/01/31	1,095,676
Vodafone Group PLC
1,950,000	5.000	12/16/13	2,022,364

			7,044,794

Wirelines Telecommunications(a) — 3.6%
British Telecommunications PLC
3,750,000	9.125	12/15/10	3,982,770
France Telecom SA
875,000	7.750	03/01/11	946,340
Telecom Italia Capital SA
1,500,000	6.200	07/18/11	1,554,679
1,700,000	4.950	09/30/14	1,616,192
Verizon Wireless(b)
4,600,000	8.500	11/15/18	5,497,428

			13,597,409

TOTAL CORPORATE BONDS			$305,485,722

Agency Debenture — 0.4%
Tennessee Valley Authority
$1,400,000	5.500%	07/18/17	$1,530,434

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 1.8%
Collateralized Mortgage Obligations — 1.5%
Countrywide Alternative Loan Trust Series 2007-06, Class A4
$1,200,000	5.750%	04/25/47	$501,580
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
2,395,861	5.750	07/25/37	1,320,387
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
1,886,454	6.000	08/25/37	1,018,553
Residential Asset Securitization Trust Series 2007-06, Class 1A3
1,625,584	6.000	04/25/37	745,117
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1
2,274,127	6.007	11/25/35	1,344,464
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR15, Class A1A1
1,638,467	0.574	11/25/45	920,856
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
1,655,762	6.000	06/25/37	902,275

TOTAL MORTGAGE-BACKED OBLIGATIONS			$6,753,232

Foreign Debt Obligations — 6.0%
Sovereign — 1.2%
Ontario Province of Canada
$2,100,000	4.100%	06/16/14	$2,141,599
Societe Financement de l’Economie Francaise(b)
2,200,000	3.375	05/05/14	2,209,408

			4,351,007

Supranational — 4.8%
Asian Development Bank
4,800,000	2.750	05/21/14	4,712,823
European Investment Bank
2,500,000	3.000	04/08/14	2,488,077
5,500,000	3.125	06/04/14	5,511,605
Inter-American Development Bank
2,600,000	3.000	04/22/14	2,552,249
International Finance Corp.
2,600,000	3.000	04/22/14	2,543,208

			17,807,962

TOTAL FOREIGN DEBT OBLIGATIONS			$22,158,969

Municipal Bonds — 0.2%
California — 0.1%
California State GO Bonds Build America Taxable Series 2009
$450,000	7.550%	04/01/39	$477,562

New Jersey — 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414	01/01/40	365,920

TOTAL MUNICIPAL BONDS			$843,482

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligation(b)(f) - 0.4%
LeasePlan Corp. NV
$1,600,000	3.000%	05/07/12	$1,618,411

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$1,618,411

U.S. Treasury Obligations — 0.7%
United States Treasury Bond
$1,900,000	4.250%	05/15/39	$1,880,696
United States Treasury Principal-Only STRIPS(g)
800,000	0.000	05/15/20	505,997

TOTAL U.S. TREASURY OBLIGATIONS			$2,386,693

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$340,776,943

Repurchase Agreement(h) — 6.9%
Joint Repurchase Agreement Account II
$25,700,000	0.073%	07/01/09	$25,700,000
Maturity Value: $25,700,052

TOTAL INVESTMENTS — 98.4%			$366,476,943

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%			6,052,601

NET ASSETS — 100.0%			$372,529,544

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $55,139,427, which represents approximately 14.8% of net assets as of June 30, 2009.
(c) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(f) This debt is guaranteed under the Foreign Government Guaranteed program and is backed by the full faith and credit of the federal government of a foreign country. Total market value of these securities amounts to $1,618,411, which represents approximately 0.4% of net assets as of June 30, 2009.
(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	1	September 2009	$248,325	$3,434
Eurodollars	66	December 2009	16,350,675	53,618
Eurodollars	15	September 2010	3,678,000	3,054
2 Year U.S. Treasury Notes	174	September 2009	37,622,063	(100,129)
5 Year U.S. Treasury Notes	124	September 2009	14,225,125	62,458
10 Year U.S. Treasury Notes	(348)	September 2009	(40,460,438)	(270,851)
30 Year U.S. Treasury Bonds	107	September 2009	12,664,453	249,356

TOTAL				$940

SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Banc of America Securities LLC	$7,000		10/19/15	4.965%	3 month LIBOR	$731,293	$—	$731,293
	600	(a)	12/17/29	3 month LIBOR	4.000%	17,932	36,368	(18,436)
	2,800		04/09/35	5.266	3 month LIBOR	535,021	—	535,021
Deutsche Bank Securities, Inc.	20,900	(a)	12/16/14	3.000	3 month LIBOR	(329,315)	(57,622)	(271,693)
	300	(a)	12/17/29	3 month LIBOR	4.000	8,966	6,944	2,022
	500	(a)	12/17/29	4.000	3 month LIBOR	(14,943)	(34,787)	19,844
JPMorgan Securities, Inc.	1,400	(a)	12/17/29	3 month LIBOR	4.000	41,842	16,524	25,318
	500	(a)	12/17/29	4.000	3 month LIBOR	(14,944)	(34,000)	19,056

TOTAL						$975,852	$(66,573)	$1,042,425

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.
CREDIT DEFAULT SWAP CONTRACTS

Upfront
		Notional	Rates paid			Payments
	Referenced	Amount	by	Termination		made	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	Market Value	by the Fund	Loss

Protection Purchased:
JPMorgan Securities, Inc.	CDX North America Investment Grade Index	$25,000	(1.500)%	12/20/13	$177,572	$578,798	$(401,226)

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$371,796,121

Gross unrealized gain	11,630,631
Gross unrealized loss	(16,949,809)

Net unrealized security loss	$(5,319,178)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — 41.5%
Colombia — 2.0%
Republic of Colombia (BB+/Ba1)
COP	5,300,000,000	9.850%	06/28/27	$2,502,866

Hungary — 5.1%
Hungary Government Bond (BBB-/Baa1)
HUF	1,280,000,000	7.250	06/12/12	6,200,099

Mexico — 8.8%
Mexican Bonos (A+/Baa1)
MXN	59,000,000	9.000	12/22/11	4,794,427
	73,000,000	9.000	12/20/12	5,960,644

				10,755,071

Peru — 5.5%
Peru Government Bond (BBB+/Baa3)
PEN	17,000,000	12.250	08/10/11	6,649,819

Poland — 8.4%
Poland Government Bond (A/A2)
PLN	15,600,000	5.250	04/25/13	4,856,692
	18,268,480	3.000	08/24/16	5,371,389

				10,228,081

Turkey — 9.6%
Turkey Government Bond
TRY	2,400,000	16.000	03/07/12	1,679,907
Turkey Government Bond (Ba3)
	4,080,000	14.000	01/19/11	2,735,358
Turkey Government Bond (BB)
	10,858,077	10.000	02/15/12	7,279,591

				11,694,856

Uruguay — 2.1%
Republic of Uruguay (BB-/Ba3)
UYU	64,624,012	5.000	09/14/18	2,563,313

TOTAL SOVEREIGN DEBT OBLIGATIONS				$50,594,105

Corporate Obligations — 11.6%
Brazil — 3.8%
Morgan Stanley (A/A2)(a)
BRL	9,000,000	10.090%	05/03/17	$3,835,162
RBS-Zero Hora Editora Jornalistica SA (BB)
	2,000,000	11.250	06/15/17	765,501

				4,600,663

Germany — 1.2%
Kreditanstalt fuer Wiederaufbau (AAA/Aaa)
NGN	255,000,000	8.500	01/18/11	1,456,479

Russia — 4.6%
Gazprombank (BB+/Baa2)
RUB	60,000,000	7.250	02/22/10	1,886,490
Red Arrow International Leasing Plc (BBB/Baa2)
	131,803,635	8.375	06/30/12	3,721,236

				5,607,726

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
United Arab Emirates(b) — 2.0%
Jafz Sukuk Ltd. (BBB+/A2)
AED	12,000,000	4.169%		11/27/12	$2,401,372

TOTAL CORPORATE OBLIGATIONS					$14,066,240

Structured Notes — 7.1%
Indonesia — 7.1%
Republic of Indonesia
IDR	21,000,000,000	10.000	%(c)	07/15/17	$1,991,333
	$6,000,000	10.000	(d)	07/15/17	5,180,580
IDR	16,000,000,000	10.000	(e)	07/17/17	1,516,532

TOTAL STRUCTURED NOTES					$8,688,445

Foreign Debt Obligation — 0.9%
Supranational — 0.9%
International Bank Reconstruction & Development
UYU	30,023,501	3.400%		04/15/17	$1,120,847

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT					$74,469,637

Repurchase Agreement(f) — 59.0%
Joint Repurchase Agreement Account II
	$71,900,000	0.073%		07/01/09	$71,900,000
Maturity Value: $71,900,146

TOTAL INVESTMENTS — 120.1%					$146,369,637

LIABILITIES IN EXCESS OF OTHER ASSETS — (20.1)%					(24,520,126)

NET ASSETS — 100.0%					$121,849,511

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,835,162, which represents approximately 3.1% of net assets as of June 30, 2009.
(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(c) The underlying security is issued by HSBC Corp.
(d) The underlying security is issued by J.P. Morgan Chase.
(e) The underlying security is issued by Barclays Bank PLC.
(f) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
KWCDC	— South Korean Won Certificate of Deposit

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Purchase	08/03/09	$11,681,188	$11,963,697	$282,509
Indian Rupee	Purchase	09/29/09	6,789,998	6,922,668	132,670
Philippine Peso	Purchase	09/29/09	2,773,213	2,783,347	10,134
Russian Ruble	Purchase	09/29/09	2,539,949	2,550,483	10,534
South African Rand	Purchase	09/16/09	5,542,805	5,766,905	224,100
South Korean Won	Purchase	09/29/09	12,476,606	12,609,446	132,840
Taiwan Dollar	Purchase	09/29/09	7,040,976	7,106,511	65,535
Yuan Renminbi	Purchase	09/29/09	5,566,134	5,569,860	3,726

TOTAL					$862,048

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	08/03/09	$1,163,083	$1,316,230	$(153,147)
Chilean Peso	Purchase	09/29/09	4,353,168	4,345,354	(7,814)
Singapore Dollar	Purchase	09/16/09	2,799,527	2,778,270	(21,257)

TOTAL					$(182,218)

INTEREST RATE SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by
Swap Counterparty	(000s)		Date	the Fund	the Fund	Market Value*

Citibank NA	BRL	18,000	01/02/12	10.630%	Brazilian Interbank Deposit Average	$(62,028)
	KRW	8,500,000	12/04/13	4.080	3 month KWCDC	22,223

Deutsche Bank Securities, Inc.		2,000,000	06/09/11	3.395	3 month KWCDC	(1,198)
JPMorgan Securities, Inc.	BRL	6,000	01/02/12	13.360	Brazilian Interbank Deposit Average	148,770

TOTAL						$107,767

* There are no upfront payments on the swaps listed above, therefore, the unrealized gain/loss of the swap contracts is equal to their market value.
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$157,375,764

Gross unrealized gain	779,811
Gross unrealized loss	(11,785,938)

Net unrealized security loss	$(11,006,127)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 100.2%
Collateralized Mortgage Obligations — 10.8%

Adjustable Rate Non-Agency(a) — 6.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$393,401	4.987%	04/25/35	$277,985
American Home Mortgage Assets Series 2006-3, Class 1A1
5,982,193	2.310	10/25/46	2,316,549
American Home Mortgage Investment Trust Series 2004-3, Class 1A
18,425	0.684	10/25/34	12,557
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
450,322	4.271	04/25/34	319,188
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
1,465,287	5.084	06/25/35	881,231
Bear Stearns Alt-A Trust Series 2004-3, Class A1
122,859	0.954	04/25/34	67,677
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,469,341	4.285	07/25/35	718,641
Bear Stearns Alternative-A Trust II Series 2007-1, Class 1A1
3,249,379	6.094	09/25/47	1,623,629
Countrywide Alternative Loan Trust Series 2005-16, Class A1
1,142,952	2.985	06/25/35	435,903
Countrywide Alternative Loan Trust Series 2005-38, Class A1
326,044	2.840	09/25/35	153,024
Countrywide Home Loan Trust Series 2003-52, Class A1
451,419	5.269	02/19/34	327,528
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
494,488	4.515	11/20/34	362,804
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
2,153,792	4.891	08/20/35	1,209,180
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
162,411	4.750	12/25/34	138,364
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
1,347,070	5.725	12/19/35	674,486
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
871,211	0.585	10/20/45	384,229
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
482,058	0.553	01/19/36	222,215
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
1,898,099	0.563	01/19/36	850,149
Impac CMB Trust Series 2004-08, Class 1A
137,810	1.034	10/25/34	54,274
Impac CMB Trust Series 2005-06, Class 1A1
1,588,075	0.564	10/25/35	717,548
Impac Secured Assets Corp. Series 2005-2, Class A1W
1,922,968	0.564	03/25/36	872,112
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
872,979	5.222	08/25/35	433,585
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
604,337	5.302	09/25/35	310,051
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,684,906	5.060	07/25/35	1,418,704

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
$718,365	4.254%	07/25/35	$602,622
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
661,224	4.741	07/25/35	529,852
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
639,760	4.140	07/25/35	514,090
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
650,046	4.773	07/25/35	522,321
Lehman XS Trust Series 2005-5N, Class 3A1A
1,436,002	0.614	11/25/35	615,552
Luminent Mortgage Trust Series 2006-5, Class A1A
611,296	0.504	07/25/36	253,350
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,636,693	2.080	01/25/47	415,444
Merrill Lynch Alternative Note Asset Series 2007-AF1, Class AV1
2,485,754	5.557	06/25/37	1,162,090
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,510,030	5.274	10/25/34	902,702
Mortgage IT Trust Series 2005-5, Class A1
1,182,978	0.574	12/25/35	576,147
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,546,364	2.340	01/25/46	695,616
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
1,170,223	5.205	09/25/35	816,777
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
1,329,595	5.184	09/25/35	954,325
Sequoia Mortgage Trust Series 2004-09, Class A2
486,147	2.224	10/20/34	322,578
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
159,612	3.714	01/25/35	76,936
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
634,188	3.766	05/25/34	506,050
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
981,368	3.733	06/25/34	716,990
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
283,960	5.192	09/25/34	183,025
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
3,687,931	2.840	08/25/47	1,391,307
Structured Asset Securities Corp. Series 2003-26A, Class 3A5
928,505	4.452	09/25/33	623,712
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
176,427	3.797	12/25/33	128,980
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
794,263	3.144	06/25/34	636,531
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
3,111,322	5.268	03/25/37	1,908,805

			29,837,415

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
$23,147	5.500%	04/25/33	$2,655
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
160,972	5.500	06/25/33	18,416
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
63,409	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
286,125	5.250	07/25/33	30,942
FHLMC REMIC Series 2575, Class IB
103,135	5.500	08/15/30	4,114
FNMA REMIC Series 2004-47, Class EI(a)(c)
1,093,497	0.000	06/25/34	11,019
FNMA REMIC Series 2004-62, Class DI(a)(c)
485,419	0.000	07/25/33	6,858
FNMA Series E, Class E2
193	506.000	09/01/10	534
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
29,947	0.120	08/25/33	43
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
10,603	0.320	07/25/33	39
Washington Mutual Mortgage Pass-Through Certificates Series 2003-S3, Class 1A41
92,994	5.500	06/25/33	10,665

			85,285

Inverse Floaters(a) — 0.0%
GNMA Series 2001-48, Class SA
20,864	25.454	10/16/31	27,363
GNMA Series 2001-51, Class SB
20,391	25.454	10/16/31	26,046
GNMA Series 2001-59, Class SA
31,274	25.291	11/16/24	41,282

			94,691

Planned Amortization Class — 1.1%
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	5,079,695

Regular Floater(a) — 2.5%
FHLMC REMIC Series 3013, Class XH(c)
91,503	0.000	08/15/35	93,995
FHLMC REMIC Series 3038, Class XA(c)
56,302	0.000	09/15/35	52,688
FHLMC REMIC Series 3313, Class AU(c)
48,885	0.000	04/15/37	46,801
FHLMC REMIC Series 3325, Class SX(c)
807,884	0.000	06/15/37	712,654
FHLMC REMIC Series 3342, Class FT
5,714,929	0.769	07/15/37	5,625,510
FNMA REMIC Series 2006-81, Class LF(c)
50,606	0.000	09/25/36	49,912

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — (continued)
FNMA REMIC Series 2008-22, Class FD
$4,706,659	1.154%	04/25/48	$4,678,577

			11,260,137

Sequential Fixed Rate — 0.7%
Countrywide Alternative Loan Trust Series 2005-J11, Class 2A1
643,997	6.000	10/25/35	381,191
Countrywide Alternative Loan Trust Series 2006-5T2, Class A3
675,093	6.000	04/25/36	434,980
FHLMC REMIC Series 2042, Class N
565,259	6.500	03/15/28	605,860
FHLMC REMIC Series 2590, Class NV
1,000,000	5.000	03/15/18	1,046,504
FNMA REMIC Series 2000-16, Class ZG
842,213	8.500	06/25/30	919,240

			3,387,775

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$49,744,998

Commercial Mortgage-Backed Securities — 9.5%

Interest Only(a)(b)(d) — 0.0%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
4,052,830	1.148%	03/13/40	78,749
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
4,262,183	1.153	01/15/38	55,022
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
4,099,625	1.401	02/11/36	92,897

			226,668

Sequential Fixed Rate — 9.5%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4
4,000,000	5.115	10/10/45	3,409,846
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.179	09/10/47	4,272,091
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4
10,295,000	5.540	09/11/41	9,015,560
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.405	12/11/40	4,320,304
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.334	11/10/45	4,267,954
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,748,594
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.384	11/15/30	1,787,274
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
13,500,000	5.156	02/15/31	11,480,178

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
$4,000,000	5.209%	10/15/44	$3,548,278

			43,850,079

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$44,076,747

Federal Agencies — 79.9%

Adjustable Rate FHLMC(a) — 1.1%
321,176	4.039	04/01/33	327,910
4,330,052	4.330	08/01/35	4,444,504

			4,772,414

Adjustable Rate FNMA(a) — 1.5%
23,525	3.705	07/01/22	23,787
26,860	2.877	07/01/27	27,197
64,801	2.877	11/01/27	65,618
8,868	2.877	01/01/31	8,984
10,082	2.877	06/01/32	10,212
37,920	3.705	08/01/32	38,412
1,580,059	3.471	05/01/33	1,607,750
85,166	3.705	05/01/33	86,277
492,557	3.638	06/01/33	503,785
344,207	5.334	12/01/33	352,984
560,048	4.099	08/01/34	569,687
3,305,440	4.575	02/01/35	3,383,882
32,220	2.877	11/01/35	32,632
141,452	2.877	12/01/37	143,243
63,317	2.877	01/01/38	64,122
51,303	2.877	11/01/40	51,974

			6,970,546

Adjustable Rate GNMA(a) — 0.8%
71,379	5.375	06/20/23	73,983
33,188	4.625	07/20/23	34,141
34,594	4.625	08/20/23	35,606
91,877	4.625	09/20/23	94,520
25,182	4.375	03/20/24	26,079
225,235	5.375	04/20/24	233,518
27,326	5.375	05/20/24	28,349
230,828	5.375	06/20/24	239,489
127,572	4.625	07/20/24	131,280
182,037	4.625	08/20/24	187,429
58,036	4.625	09/20/24	59,726
66,807	4.125	11/20/24	68,634
56,680	4.125	12/20/24	58,623
47,004	4.375	01/20/25	48,696
23,068	4.375	02/20/25	23,914
80,715	5.375	05/20/25	83,796
59,501	4.625	07/20/25	61,286
29,068	4.375	02/20/26	30,128
1,618	4.625	07/20/26	1,667
87,084	4.375	01/20/27	90,287

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$28,841	4.375%	02/20/27	$29,904
231,071	5.375	04/20/27	239,793
28,256	5.375	05/20/27	29,323
27,413	5.375	06/20/27	28,467
8,797	4.125	11/20/27	9,041
35,031	4.125	12/20/27	36,030
73,649	4.375	01/20/28	76,380
25,399	4.250	02/20/28	26,279
28,065	4.375	03/20/28	29,108
149,737	4.625	07/20/29	154,290
61,532	4.625	08/20/29	63,443
19,954	4.625	09/20/29	20,561
71,845	4.125	10/20/29	73,849
92,506	4.125	11/20/29	95,086
22,333	4.125	12/20/29	22,957
31,490	4.250	01/20/30	32,581
15,541	4.250	02/20/30	16,080
63,438	4.250	03/20/30	65,642
94,487	5.375	04/20/30	98,078
236,090	5.375	05/20/30	245,096
23,587	5.375	06/20/30	24,501
210,445	4.625	07/20/30	216,800
31,022	4.625	09/20/30	31,947
58,990	3.875	10/20/30	60,319
327,946	3.750	12/20/34	335,107

			3,671,813

FHLMC — 15.1%
112,683	5.000	12/01/12	118,078
23,776	4.000	02/01/14	24,008
382,469	4.000	03/01/14	386,204
74,948	4.000	04/01/14	75,680
86,061	4.000	05/01/14	87,581
2,877	7.000	04/01/15	3,037
19,332	7.000	02/01/16	20,611
47,215	6.000	03/01/16	49,512
297,059	4.500	05/01/18	308,187
530,256	4.000	04/01/19	539,922
676,650	5.500	04/01/20	711,355
3,727,416	5.500	05/01/21	3,933,589
2,614,662	4.500	08/01/23	2,632,590
31,466	7.500	03/01/27	34,924
212,693	7.000	04/01/31	232,242
2,148,796	7.000	09/01/31	2,338,300
869,803	7.000	04/01/32	947,575
2,262,301	7.000	05/01/32	2,464,582
812,843	6.000	05/01/33	857,518
54,399	5.500	12/01/33	56,430
1,013,016	5.000	12/01/35	1,034,305
1,114,336	5.500	01/01/36	1,154,810
2,587	5.500	02/01/36	2,675
3,756,121	5.000	04/01/36	3,835,205
31,738	6.000	10/01/36	33,187
52,758	6.000	11/01/36	55,166
3,126	5.500	12/01/36	3,240
12,752	5.500	01/01/37	13,188
102,269	5.500	03/01/37	105,832
1,716,047	5.500	04/01/37	1,774,015

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$18,920	6.000%	04/01/37	$19,945
112,586	5.500	05/01/37	116,592
26,973	6.000	05/01/37	28,183
1,002,582	5.500	06/01/37	1,036,421
29,807	6.000	06/01/37	31,144
524,096	5.500	07/01/37	541,780
5,438	6.000	07/01/37	5,730
303,390	5.500	08/01/37	313,627
85,679	5.500	09/01/37	88,570
248,976	6.000	09/01/37	262,231
94,172	5.500	10/01/37	97,385
252,772	6.000	11/01/37	264,113
880,059	5.500	12/01/37	909,753
510,984	5.500	02/01/38	528,225
26,312	5.500	03/01/38	27,200
975,127	5.500	04/01/38	1,008,688
56,504	6.000	04/01/38	59,039
5,821,268	5.500	05/01/38	6,027,452
3,573,203	6.000	05/01/38	3,733,308
3,134,955	5.500	06/01/38	3,240,553
360,110	5.500	07/01/38	373,037
87,642	6.000	07/01/38	92,404
2,168,711	5.500	08/01/38	2,243,840
705,927	5.500	09/01/38	729,705
48,737	6.000	09/01/38	50,920
256,527	5.500	10/01/38	265,691
845,675	5.500	11/01/38	874,162
3,297,396	5.500	12/01/38	3,413,222
2,099,325	6.000	12/01/38	2,202,605
1,278,284	5.500	01/01/39	1,323,423
122,861	6.000	01/01/39	129,537
461,563	5.500	02/01/39	479,251
59,195	6.000	02/01/39	61,847
57,025	5.500	03/01/39	59,375
43,987	5.500	04/01/39	45,464
3,993,132	4.500	05/01/39	3,979,991
11,000,000	5.000	06/01/39	11,202,383

			69,700,344

FNMA — 53.6%
49,936	4.000	06/01/13	50,813
67,491	4.000	07/01/13	68,926
95,688	4.000	08/01/13	97,368
185,161	4.000	09/01/13	188,407
4,172	5.500	09/01/13	4,402
386,876	4.000	10/01/13	393,642
10,295	5.500	02/01/14	10,864
299,788	4.000	04/01/14	304,795
2,054	5.500	04/01/14	2,168
4,455	5.500	04/01/16	4,692
5,416	5.500	08/01/16	5,703
68,170	5.500	11/01/16	71,786
115,153	5.000	12/01/16	119,035
53,139	5.500	12/01/16	56,144
75,574	5.500	01/01/17	79,583
21,382	5.000	02/01/17	22,097
166,265	5.000	04/01/17	171,776

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$46,475	5.000%	05/01/17	$48,000
5,741	5.500	05/01/17	6,067
233,334	5.000	06/01/17	240,991
27,189	5.500	07/01/17	28,733
3,717	5.500	09/01/17	3,928
2,370,640	5.000	11/01/17	2,481,368
1,770,960	5.000	12/01/17	1,850,690
3,348,751	5.000	01/01/18	3,497,588
47,584	5.500	01/01/18	50,237
1,070,870	5.000	02/01/18	1,121,504
39,495	5.500	02/01/18	41,640
4,513	6.000	02/01/18	4,783
6,403,522	5.000	03/01/18	6,706,221
3,586,892	5.000	04/01/18	3,756,405
66,165	5.500	04/01/18	69,742
2,260,787	5.000	05/01/18	2,369,673
12,842	5.500	05/01/18	13,545
48,662	6.000	05/01/18	51,579
10,836,930	4.500	06/01/18	11,243,177
2,903,151	5.000	06/01/18	3,042,106
148,201	5.000	07/01/18	155,201
3,082,263	4.000	08/01/18	3,143,604
66,666	5.000	09/01/18	69,808
60,292	5.000	10/01/18	63,133
439,979	5.000	11/01/18	460,779
286,391	6.000	11/01/18	303,557
379,323	7.000	11/01/18	400,729
469,570	4.000	12/01/18	480,185
1,990,299	4.500	12/01/18	2,064,910
511,205	6.000	12/01/18	541,849
433,158	6.000	01/01/19	459,124
10,571	5.500	02/01/19	11,165
49,501	5.500	04/01/19	52,066
144,859	6.000	04/01/19	151,539
231,166	4.000	05/01/19	235,525
12,032	5.500	05/01/19	12,691
31,414	6.000	05/01/19	33,272
68,979	5.500	07/01/19	72,553
162,087	5.500	08/01/19	170,485
81,039	5.500	09/01/19	85,238
1,025,112	6.000	09/01/19	1,092,961
1,116,148	4.000	10/01/19	1,137,192
176,247	5.500	10/01/19	185,378
54,861	5.500	11/01/19	57,703
40,728	5.500	12/01/19	42,838
299,343	5.500	02/01/20	315,747
1,282,713	6.000	12/01/20	1,367,613
71,357	5.500	01/01/21	75,054
641,149	6.000	04/01/21	679,459
577,002	6.000	07/01/21	611,947
470,426	6.000	08/01/21	498,534
438,273	6.000	09/01/21	464,816
113,828	7.000	09/01/21	124,860
190,639	6.000	10/01/21	202,030
207,092	6.000	11/01/21	219,634
254,964	6.000	01/01/22	270,354
326,877	7.000	06/01/22	358,248
152,469	7.000	07/01/22	167,102

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$87,502	6.000%	03/01/23	$92,650
111,273	4.500	04/01/23	113,767
26,082	5.000	07/01/23	27,007
365,980	6.000	08/01/23	387,953
21,622	6.000	11/01/23	22,920
3,599	7.000	01/01/29	3,947
1,089	5.500	04/01/29	1,132
3,536	7.000	09/01/29	3,878
6,928	7.000	02/01/30	7,590
69,568	7.000	08/01/31	75,738
38,894	5.000	12/01/31	40,008
3,748	7.000	03/01/32	4,097
2,734	7.000	04/01/32	2,989
10,646	7.000	05/01/32	11,638
24,477	7.000	06/01/32	26,752
3,615	7.000	07/01/32	3,951
7,786,567	5.500	12/01/32	8,087,004
187,456	6.000	01/01/33	198,007
5,215	6.000	02/01/33	5,509
794,846	5.500	03/01/33	824,769
2,200,880	5.500	04/01/33	2,281,957
2,716,439	5.000	05/01/33	2,779,150
638,043	5.500	05/01/33	662,063
136,069	5.000	06/01/33	139,294
708,609	5.500	06/01/33	735,286
121,158	6.000	06/01/33	127,978
147,310	5.000	07/01/33	150,710
4,354,305	5.500	07/01/33	4,515,081
37,744	6.000	07/01/33	39,868
341,425	5.000	08/01/33	349,308
152,910	5.000	09/01/33	156,439
597,147	5.500	09/01/33	619,622
98,284	6.000	09/01/33	103,754
446,128	5.000	10/01/33	456,427
551,955	5.500	10/01/33	572,734
22,015	6.000	10/01/33	23,241
319,615	5.000	11/01/33	326,993
1,174,231	5.500	12/01/33	1,216,899
13,398	5.000	01/01/34	13,708
1,911,817	5.500	01/01/34	1,982,717
181,920	5.000	02/01/34	186,120
161,351	5.500	02/01/34	167,414
214,953	5.000	03/01/34	219,916
36,737	5.500	03/01/34	38,097
134,418	5.000	04/01/34	137,521
517,568	5.500	04/01/34	537,483
613,246	5.500	06/01/34	636,333
27,598	5.000	07/01/34	28,235
195,028	5.500	07/01/34	202,289
1,775,644	5.000	08/01/34	1,815,708
35,797	5.500	08/01/34	37,197
104,086	5.500	10/01/34	107,945
4,382,304	6.000	10/01/34	4,605,511
2,097,425	5.500	11/01/34	2,174,563
65,168	6.000	11/01/34	68,765
1,096,496	5.500	12/01/34	1,137,105
1,654,600	6.000	12/01/34	1,745,917
18,436	5.000	03/01/35	18,836
99,976	5.000	04/01/35	102,144

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,265,039	6.000%	04/01/35	$1,331,936
486,111	5.000	05/01/35	496,650
32,315	5.500	06/01/35	33,572
353,254	5.000	07/01/35	360,913
67,529	5.500	07/01/35	69,970
165,641	5.000	08/01/35	169,231
48,175	5.500	08/01/35	49,925
212,377	5.000	09/01/35	216,980
37,214	5.500	09/01/35	38,588
195,047	5.000	10/01/35	199,275
939,056	6.000	10/01/35	988,833
69,974	5.000	11/01/35	71,491
230,232	5.000	12/01/35	235,223
17,501	5.500	12/01/35	18,185
17,017	6.000	12/01/35	17,924
942	5.500	02/01/36	976
42,154	5.500	04/01/36	43,603
23,598	6.000	04/01/36	24,719
74,717	5.500	06/01/36	77,285
62,183	6.000	06/01/36	65,138
32,645	5.000	07/01/36	33,373
34,399	6.000	07/01/36	36,034
125,368	6.000	08/01/36	131,592
17,300,000	5.500	09/01/36	17,960,239
2,346,122	6.000	09/01/36	2,465,504
37,761	6.000	10/01/36	39,555
486,819	6.000	11/01/36	510,186
32,928	5.000	12/01/36	33,641
14,081	5.500	12/01/36	14,594
903,432	6.000	12/01/36	949,768
19,968	5.500	01/01/37	20,654
582,957	6.000	01/01/37	612,636
32,024	5.500	02/01/37	33,118
63,087	5.500	03/01/37	65,506
1,267,803	5.500	04/01/37	1,313,042
19,161	6.000	04/01/37	20,053
1,094,298	5.500	05/01/37	1,133,325
50,676	5.500	05/01/37	52,484
1,413,874	6.000	05/01/37	1,484,450
490,715	5.000	06/01/37	500,376
462,968	5.500	06/01/37	478,883
86,473	5.500	07/01/37	89,457
34,369	6.000	07/01/37	35,970
22,829	5.500	08/01/37	23,617
403,217	6.000	08/01/37	422,734
816,909	6.000	09/01/37	856,619
172,352	5.500	10/01/37	178,526
47,840	6.000	10/01/37	50,089
666,448	6.500	10/01/37	713,229
421,260	6.000	11/01/37	441,652
1,759	5.500	12/01/37	1,822
260,310	6.000	12/01/37	273,132
276,416	5.500	01/01/38	286,274
41,841	6.000	01/01/38	43,791
274,926	5.500	02/01/38	284,732
496,865	6.000	02/01/38	521,262
4,234,636	5.000	03/01/38	4,328,524
9,270,800	5.500	03/01/38	9,621,361
1,741,871	6.000	03/01/38	1,823,011

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$3,722,903	5.500%	04/01/38	$3,854,981
9,194,726	5.500	05/01/38	9,536,004
179,768	6.000	05/01/38	188,550
8,382,823	5.500	06/01/38	8,698,506
2,214,602	5.500	07/01/38	2,292,309
138,562	5.500	08/01/38	143,482
2,484,705	5.500	09/01/38	2,573,048
3,725,529	6.000	09/01/38	3,911,369
1,275,293	5.500	10/01/38	1,321,350
1,610,104	6.000	10/01/38	1,690,581
1,665,133	5.500	11/01/38	1,726,313
25,280	6.000	11/01/38	26,545
1,240,138	5.500	12/01/38	1,287,161
8,124,467	5.000	01/01/39	8,307,103
1,324,992	5.500	01/01/39	1,370,807
77,625	6.000	01/01/39	81,235
2,276,916	6.500	01/01/39	2,438,038
1,406,068	5.500	02/01/39	1,455,628
291,356	5.500	03/01/39	302,775
2,000,000	5.000	06/01/39	2,039,297
1,000,000	5.000	07/01/39	1,019,648
43,000,000	4.500	TBA-30yr(e)	42,905,916
2,000,000	5.500	TBA-15yr(e)	2,086,250

			247,932,823

GNMA — 7.8%
988	6.000	12/15/23	1,039
18,073	6.000	03/15/26	18,977
25,107	6.000	04/15/26	26,362
1,748,735	5.500	05/15/38	1,808,984
939,570	6.000	12/15/38	981,776
7,723,014	5.500	01/15/39	8,005,254
2,619,610	6.000	01/15/39	2,754,851
658,042	5.500	02/15/39	680,714
7,425,263	5.500	03/15/39	7,681,087
1,991,724	5.000	04/15/39	2,034,982
4,991,360	4.500	05/15/39	4,992,725
6,200,000	4.500	06/15/39	6,201,696
1,000,000	4.500	TBA-30yr(e)	998,125

			36,186,572

TOTAL FEDERAL AGENCIES			$369,234,512

TOTAL MORTGAGE-BACKED OBLIGATIONS			$463,056,257

Agency Debenture(f) — 0.6%
Tennessee Valley Authority
$2,800,000	5.375%	04/01/56	$2,798,274

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — 1.0%
Home Equity — 1.0%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(d)
$1,447,249	1.314%	10/25/37	$1,085,437
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(d)
570,000	1.564	10/25/37	161,025
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(d)
1,100,000	1.764	10/25/37	297,000
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
39,035	0.579	10/15/28	19,089
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
175,255	0.579	06/15/29	66,274
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
69,566	0.539	12/15/29	28,453
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
691,534	0.609	02/15/34	272,191
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
67,450	0.609	12/15/33	24,954
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
257,274	0.599	02/15/34	100,352
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
447,587	0.559	04/15/35	82,407
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
554,104	7.000	09/25/37	248,327
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
610,895	7.000	09/25/37	201,726
Household Home Equity Loan Trust Series 2007-3, Class APT(a)
2,666,613	1.515	11/20/36	1,747,307
Morgan Stanley Capital, Inc. Series 2004-HE1, Class A4(a)
548,071	0.684	01/25/34	237,041
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
235,110	0.794	03/25/34	107,892

			4,679,475

TOTAL ASSET-BACKED SECURITIES			$4,679,475

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$470,534,006

Repurchase Agreement(g) — 6.1%
Joint Repurchase Agreement Account II
$28,200,000	0.073%	07/01/09	$28,200,000
Maturity Value: $28,200,057

TOTAL INVESTMENTS — 107.9%			$498,734,006

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%			(36,384,789)

NET ASSETS — 100.0%			$462,349,217

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,770,130, which represents approximately 0.4% of net assets as of June 30, 2009.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $45,990,291 which represents approximately 9.9% of net assets as of June 30, 2009.
(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(g) Joint repurchase agreement was entered into on June 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	42	September 2009	$10,429,650	$36,645
Eurodollars	(2)	December 2009	(495,475)	(1,856)
Eurodollars	(20)	March 2010	(4,941,250)	(14,147)
Eurodollars	22	September 2010	5,394,400	4,479
2 Year U.S. Treasury Notes	210	September 2009	45,405,938	(24,351)
5 Year U.S. Treasury Notes	(296)	September 2009	(33,956,750)	47,672
10 Year U.S. Treasury Notes	30	September 2009	3,487,969	(1,420)
30 Year U.S. Treasury Bonds	51	September 2009	6,036,328	191,470

TOTAL				$238,492

INTEREST RATE SWAP CONTRACTS — At June 30, 2009, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)(a)	Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$3,300	12/16/24	3 month LIBOR	3.750%	$157,964	$213,555	$(55,591)
	2,200	12/17/29	3 month LIBOR	4.000	65,752	140,160	(74,408)
Deutsche Bank Securities, Inc.	3,600	12/16/14	3.000%	3 month LIBOR	(56,724)	(9,925)	(46,799)
	1,200	12/16/24	3 month LIBOR	3.750	57,441	79,558	(22,117)
	700	12/17/29	4.000	3 month LIBOR	(20,921)	(48,702)	27,781
	1,200	12/17/29	3 month LIBOR	4.000	35,865	27,775	8,090
JPMorgan Securities, Inc	10,800	12/16/16	3.250	3 month LIBOR	(295,434)	(235,904)	(59,530)
	4,000	12/16/19	3 month LIBOR	3.500	151,658	139,165	12,493
	4,800	12/16/24	3 month LIBOR	3.750	229,766	315,844	(86,078)
	2,300	12/17/29	4.000	3 month LIBOR	(68,741)	(161,505)	92,764
	5,600	12/17/29	3 month LIBOR	4.000	167,369	66,095	101,274

TOTAL					$423,995	$526,116	$(102,121)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2009.
TAX INFORMATION — At June 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$529,191,350

Gross unrealized gain	8,041,925
Gross unrealized loss	(38,499,269)

Net unrealized security loss	$(30,457,344)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Emerging Markets Debt

	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$22,047,771	$—
Sovereign Debt Obligations	—	115,546,283	—
Structured Note	—	1,611,699	—
Short-term Investments	—	35,500,000	—
Derivatives	162,703	695,488	—

Total	$162,703	$175,401,241	$—

Liabilities
Derivatives	$—	$(220,089)	$—

High Yield

	Level 1	Level 2	Level 3

Assets
Common Stock and Other Equity Investments	$2,889,067	$4,075,232	$—
Private Equity	—	—	912,500
Bankruptcy/Restructuring	—	—	171,923
Fixed Income
Corporate Bonds	—	4,741,711,848	7,977,586
Short-term Investments	—	433,000,000	—
Derivatives	—	704,508	—

Total	$2,889,067	$5,179,491,588	$9,062,009

Liabilities
Derivatives	$—	$(29,603,684)	$—

Level 3 reconciliation

			Fixed Income —
Level 3	Private Equity	Bankruptcy/Restructuring	Corporate Bonds

Beginning Balance as of April 1, 2009	$926,744	$1,033,890	$4,787,585
Unrealized Gain (Loss) relating to instruments still held at reporting date	(15)	(6,305,778)	318,566
Net Purchase	—	6,477,701	7,282,435
Net Transfers out of Level 3	(14,229)	(1,033,890)	(4,411,000)

Ending Balance as of June 30, 2009	$912,500	$171,923	$7,977,586

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Investment Grade Credit

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$2,386,693	$1,530,434	$—
Municipal Bonds	—	843,482	—
Corporate Bonds	—	305,485,722	—
Foreign Debt and Government Guarantee Obligations	—	23,777,380	—
Mortgage-Backed Obligations	—	6,753,232	—
Short-term Investments	—	25,700,000	—
Derivatives	371,920	1,512,626	—

Total	$2,758,613	$365,602,876	$—

Liabilities
Derivatives	$(370,980)	$(359,202)	$—

Local Emerging Markets Debt

	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$12,609,761	$1,456,479
Sovereign Debt Obligations	—	50,594,105
Foreign Debt Obligation	—	—	1,120,847
Structured Notes	—	8,688,445	—
Short-term Investments	—	71,900,000	—
Derivatives	—	1,033,041	—

Total	$—	$144,825,352	$2,577,326

Liabilities
Derivatives	$—	$(245,444)	$—

Level 3 reconciliation

	Fixed Income —	Fixed Income — Foreign
Level 3	Corporate Bonds	Debt Obligations

Beginning Balance as of April 1, 2009	$1,145,176	$816,799
Realized Loss	—	(245)
Unrealized Gain relating to instruments still held at reporting date	311,303	290,618
Net Purchase (Sales)	—	13,675

Ending Balance as of June 30, 2009	$1,456,479	$1,120,847

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
U.S. Mortgages

	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S Treasuries and Other U.S. Government Obligations and Agencies	$—	$2,798,274	$—
Mortgage-Backed Obligations		463,056,257
Asset-Backed Securities	—	4,679,475	—
Short-term Investments	—	28,200,000	—
Derivatives	280,266	865,815	—

Total	$280,266	$499,599,821	$—

Liabilities
Derivatives	$(41,774)	$(441,820)	$—

Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are “marked-to-market” daily at the applicable forward rate and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash to collateralize these contracts. This cash collateral is recorded as assets/liabilities on the Funds’ books.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, which are recorded as a realized gain or loss ratably beginning on the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses on the Statements of Operations. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     Credit default swaps meet the definition of a credit derivative as defined by the Financial Accounting Standards Board (“FASB”) Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
On June 30, 2009, the Funds adopted Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) which requires enhanced disclosures about the Funds’ derivatives

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts by certain risk types as of June 30, 2009. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

Emerging Markets Debt	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$515,029	98	$(95,622)		2
Currencies	343,162	6	(124,467)		2

Derivative contracts, at value	$858,191	104	$(220,089	)(a)	4

High Yield	As of June 30, 2009

Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Currencies	$704,508	3	$(29,603,684)		8

Investment Grade Credit	As of June 30, 2009
Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$1,706,974	320	$(730,182)		525
Credit	177,572	1	—		—

Derivative contracts, at value	$1,884,546	321	$(730,182	)(a)	525

Local Emerging
Markets Debt	As of June 30, 2009
Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$170,993	2	$(63,226)		2
Currencies	862,048	8	(182,218)		3

Derivative contracts, at value	$1,033,041	10	$(245,444	)(a)	5

U.S. Mortgages	As of June 30, 2009
Derivative contracts for	Derivative	Number of	Derivative		Number of
trading activities	Assets	Contracts	Liabilities		Contracts

Interest rates	$1,146,081	421	$(483,594	)(a)	268

(a) Amounts include $95,622, $359,202, $63,226, and $441,820 for Emerging Markets Debt, Investment Grade Credit, Local Emerging Markets Debt, and U.S. Mortgages Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amount and for which the Fund is entitled to a full return.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized and unrealized gain (loss) on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. currency symbols utilized throughout the report are defined as follows:

AED = Arab Emirate Dollar	KRW = South Korean Won
BRL = Brazilian Real	MXN = Mexican Peso
CAD = Canadian Dollar	NGN = Nigerian Naira
COP = Colombian Peso	PEN = Peruvian Nuevo Sol
EUR = Euro	PLN = Polish Zloty
GBP = British Pound	RUB = Russian Ruble
HUF = Hungarian Forint	TRY = Turkish Lira
IDR = Indonesian Rupiah	UYU = Uraguayan Peso
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Emerging Markets Debt	$35,500,000

High Yield	433,000,000

Investment Grade Credit	25,700,000

Local Emerging Markets Debt	71,900,000

U.S. Mortgages	28,200,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	0.02%	07/01/09	$1,500,000,833

Banc of America Securities LLC	2,000,000,000	0.10	07/01/09	2,000,005,556

Barclays Capital, Inc.	1,650,000,000	0.01	07/01/09	1,650,000,458

Barclays Capital, Inc.	1,650,000,000	0.10	07/01/09	1,650,004,583

Citigroup Global Markets, Inc.	2,500,000,000	0.10	07/01/09	2,500,006,945

Credit Suisse Securities (USA) LLC	2,000,000,000	0.02	07/01/09	2,000,001,111

Credit Suisse Securities (USA) LLC	1,950,000,000	0.11	07/01/09	1,950,005,958

Deutsche Bank Securities, Inc.	1,250,000,000	0.09	07/01/09	1,250,003,125

JPMorgan Securities	1,762,300,000	0.01	07/01/09	1,762,300,490

JPMorgan Securities	2,950,000,000	0.09	07/01/09	2,950,007,375

Merrill Lynch & Co., Inc.	1,000,000,000	0.07	07/01/09	1,000,001,944

Morgan Stanley & Co.	1,350,000,000	0.07	07/01/09	1,350,002,625

RBS Securities, Inc.	500,000,000	0.12	07/01/09	500,001,667

UBS Securities LLC	1,125,000,000	0.11	07/01/09	1,125,003,438

Wachovia Capital Markets	550,000,000	0.12	07/01/09	550,001,833

TOTAL				$23,737,347,941

At June 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.875% to 5.770%, due 10/07/13 to 08/03/37; Federal Home Loan Bank, 5.250% to 7.125%, due 02/12/16 to 02/15/30; Federal Home Loan Mortgage Corp., 4.000% to 9.000%, due 05/01/10 to 07/01/39; Federal National Mortgage Association, 3.500% to 16.000%, due 07/01/09 to 06/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000%, due 05/15/20; Government National Mortgage Association, 3.500% to 7.000%, due 04/15/27 to 05/15/49; U.S. Treasury Bills, 0.000%, due 10/08/09; U.S. Treasury Inflation Protected Securities, 1.250% to 4.250%, due 01/15/10 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 07/15/09 to 04/15/29, U.S. Treasury Notes, 0.875% to 7.250%, due 09/30/09 to 02/15/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/09 to 04/15/29. The aggregate market value of the collateral, including accrued interest, was $24,304,574,925.
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain and loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, counterparty and interest rate risks.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate.
When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	August 28, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	August 28, 2009

* Print the name and title of each signing officer under his or her signature.